File No. 2-65182
FISCAL YEAR END - September 30

Registrant proposes that
this amendment will become
effective:
  60 days after filing
                         ---
  As of the filing date
                         ---
  As of February 1, 1996  X
        ---------------- ---
          Pursuant to Rule 485:
  paragraph (a)
                 ---
  paragraph (b)   X
                 ---

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933    X
                         ---

Post-Effective Amendment Number 22

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940    X
                                 ---

FORTIS MONEY PORTFOLIOS, INC.
(Exact Name of Registrant as Specified in Charter)

500 Bielenberg Drive, Woodbury, Minnesota  55125
------------------------------------------------
(Address of Principal Executive Offices)

Registrant's Telephone Number:  (612) 738-4000

Scott R. Plummer, Esq., Asst. Secretary (Same address as above)
---------------------------------------------------------------
(Name and Address of Agent for Service)

Copy to:
Michael J. Radmer, Esq.
Dorsey & Whitney P.L.L.P.
220 South Sixth Street
Minneapolis, MN  55402

Pursuant to Section 270.24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on November 24, 1995.

                          FORTIS MONEY PORTFOLIOS, INC.
                       Registration Statement on Form N-1A
-----------------------------------------------------------------
                              CROSS REFERENCE SHEET
              Pursuant to Rule 481 and Instruction F1 of Form N-1A
-----------------------------------------------------------------
N-1A
Item No.
--------
PART A (PROSPECTUS)                          PROSPECTUS HEADING
-------------------                          ------------------

1.  Cover Page . . . . . . . . . . . . . . . COVER PAGE
                                             (no caption)
2.  Synopsis (optional). . . . . . . . . . . SUMMARY OF FUND EXPENSES
3.  Condensed Financial Information. . . . . FINANCIAL HIGHLIGHTS
4.  General Description of Registrant. . . . ORGANIZATION AND CLASSIFICATION;
                                             INVESTMENT OBJECTIVES AND POLICIES
5.  Management of the Fund . . . . . . . . . MANAGEMENT
6.  Capital Stock and Other Securities . . . CAPITAL STOCK; SHAREHOLDER
                                             INQUIRIES; DIVIDEND DISTRIBUTIONS;
                                             TAXATION
7.  Purchase of Securities Being Offered . . HOW TO BUY FUND SHARES; VALUATION
                                             OF SECURITIES
8.  Redemption or Repurchase . . . . . . . . REDEMPTION
9.  Pending Legal Proceedings. . . . . . . . None

PART B (STATEMENT OF ADDITIONAL INFORMATION) STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------- -----------------------------------
                                             HEADING
                                             -------
10.  Cover Page. . . . . . . . . . . . . . . COVER PAGE
                                             (no caption)
11.  Table of Contents . . . . . . . . . . . TABLE OF CONTENTS
12.  General Information and History . . . . ORGANIZATION AND CLASSIFICATION
13.  Investment Objectives and Policies. . . INVESTMENT OBJECTIVES AND POLICIES
14.  Management of the Fund. . . . . . . . . DIRECTORS AND EXECUTIVE OFFICERS
15.  Control Persons and Principal
     Holders of Securities . . . . . . . . . CAPITAL STOCK
16.  Investment Advisory and Other Services. INVESTMENT ADVISORY AND
                                             OTHER SERVICES
17.  Brokerage Allocation. . . . . . . . . . PORTFOLIO TRANSACTIONS
18.  Capital Stock and Other Securities. . . CAPITAL STOCK
19.  Purchase, Redemption, and Pricing of
     Securities Being Offered. . . . . . . . COMPUTATION OF NET ASSET VALUE AND
                                             PRICING; SPECIAL PURCHASE PLANS;
                                             REDEMPTION
20.  Tax Status. . . . . . . . . . . . . . . TAXATION
21.  Underwriters. . . . . . . . . . . . . . UNDERWRITER
22.  Calculations of Yield Quotations of
     Money Market Funds. . . . . . . . . . . YIELD INFORMATION
23.  Financial Statements. . . . . . . . . . FINANCIAL STATEMENTS

                                     PART A
                                   PROSPECTUS

DATED FEBRUARY 1, 1996

MAILING ADDRESS:
P.O. Box 64284
St. Paul
Minnesota 55164

STREET ADDRESS:
500 Bielenberg Drive
Woodbury
Minnesota 55125

Telephone: (612) 738-4000
Toll Free: (800) 800-2638, Ext. 3012

-------------------------------------------------------
 FORTIS
 MONEY FUND
 PROSPECTUS
(A money market fund)

FORTIS MONEY FUND (THE "FUND") IS A PORTFOLIO OF FORTIS MONEY PORTFOLIOS, INC. ("FORTIS MONEY"). THE FUND'S SHARES ARE OF FOUR CLASSES (A, B, H, AND C), EACH WITH DIFFERENT SALES ARRANGEMENTS AND EXPENSES. THIS PROSPECTUS CONCISELY SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE FUND BEFORE INVESTING. INVESTORS SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. THE FUND HAS FILED A STATEMENT OF ADDITIONAL INFORMATION (ALSO DATED FEBRUARY 1,
1996) WITH THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE FREE OF CHARGE FROM FORTIS INVESTORS, INC. ("INVESTORS") AT THE ABOVE MAILING ADDRESS OF THE FUND, AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS IN ACCORDANCE WITH THE COMMISSION'S RULES.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORTIS-REGISTERED TRADEMARK- and
Fortis-Registered Trademark- are
registered                                FORTIS
servicemarks of Fortis AMEV and Fortis    SOLID ANSWERS FOR A CHANGING
AG.                                       WORLD-REGISTERED TRADEMARK-

TABLE OF CONTENTS

                                                  PAGE
Class Shares..................................          2
Summary of Fund Expenses......................          3
Financial Highlights..........................          3
Organization and Classification...............          4
Investment Objectives and Policies............          4
Management....................................          5
    - Board of Directors......................          5
    - The Investment Adviser/Transfer
        Agent/Dividend Agent..................          5
    - The Underwriter and Distribution
        Expenses..............................          5
    - Fund Expenses...........................          6
    - Brokerage Allocation....................          6
Valuation of Securities.......................          6
Capital Stock.................................          6
Dividend Distributions........................          7
Taxation......................................          7
How To Buy Fund Shares........................          7
    - General Purchase Information............          7
    - Alternative Purchase Arrangements.......          7
    - Class A Shares--New Purchases or
        Exchanges from other Fortis funds'
        Class A Shares........................          7
    - Class B and H Shares--Exchanges from
        other Fortis funds' Class B or H
        Shares................................          7
    - Class C Shares--Exchanges from other
        Fortis funds' Class C Shares..........          8
    - Special Purchase Plans..................          8
Redemption....................................          8
    - Generally...............................          8
    - Expedited Redemption by Wire............          9
    - Expedited Telephone Redemption..........          9
    - Check Withdrawal Option.................          9
    - Systematic Withdrawal Plan..............         10
Yield Information.............................         10
Shareholder Inquiries.........................         10
Account Application...........................         11
ACH Authorization Agreement...................         14

No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Prospectus does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

CLASS SHARES

The Fund offers investors four classes of shares. New purchases must be made into Class A, while exchanges from other Fortis funds must be made into the same class as the class being exchanged from the other Fortis Fund.

CLASS A SHARES. Class A shares are subject to an annual Rule 12b-1 fee of .2% of average daily net assets attributable to Class A shares. This fee is lower than the other classes and therefore Class A shares have lower expenses and pay higher dividends. See "How to Buy Fund Shares--Class A Shares."

CLASS B AND H SHARES. Class B and H shares both are subject to a contingent deferred sales charge of 4% if redeemed within two years of purchase, with declining charges for redemptions thereafter up to six years after purchase. Class B and H shares are also subject to a higher annual Rule 12b-1 fee than Class A shares--1.00% of the Fund's average daily net assets attributable to Class B or H shares, as applicable. However, after eight years, Class B and H shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B and H shares will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "How to Buy Fund Shares--Class B and H Shares."

CLASS C SHARES. As with Class B and H shares, Class C shares are subject to the higher annual Rule 12b-1 fee of 1.00% of the Fund's average daily net assets (attributable to Class C shares). Class C shares are subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase. As with Class B and H shares, Class C shares will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. While Class C shares, unlike Classes B and H, do not convert to Class A shares, they are subject to a lower contingent deferred sales charge (1%) than Class B or H shares and do not have to be held for as long a time (one year) to avoid paying the contingent deferred sales charge. See "How to Buy Fund Shares--Class C Shares."

SUMMARY OF FUND EXPENSES

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)

                                                       CLASS B
                                           CLASS A      AND H      CLASS C
                                           SHARES      SHARES      SHARES
                                          ---------   ---------   ---------
Management Fees.........................       .40%        .40%        .40%
12b-1 fees..............................       .20%       1.00%       1.00%
Other Expenses..........................       .31%        .31%        .31%
                                             --
                                                        ---         ---
    TOTAL FUND OPERATING EXPENSES.......       .91%       1.71%       1.71%

The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For a more complete description of the various costs and expenses, see "Management" and "How to Buy Fund Shares."

EXAMPLE
You would pay the following expenses on a $1,000 investment over various time periods assuming: (1) 5% annual return; and (2) redemption at the end of each time period. This example includes conversion of Class B and H shares to Class A shares after eight years and a waiver of deferred sales charges on Class B and H shares of 10% of the amount invested. See "Contingent Deferred Sales Charge--Class B, H, and C Shares."

                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                          -------   --------   --------   ---------
Class A Shares..........................  $    9    $    29    $    50    $    112
Class B and H Shares....................  $   53    $    81    $   111    $    181
Class C Shares..........................  $   27    $    54    $    93    $    202

The above example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

Assuming no redemption, the Class B, H, & C expenses on the same investment would be as follows:

                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                          --------   --------   --------   ---------
Class B & H Shares......................  $    17    $    54    $    93    $    181
Class C Shares..........................  $    17    $    54    $    93    $    202

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
The information below has been derived from audited financial statements and should be read in conjunction with the financial statements of the Fund and the independent auditors' report of KPMG Peat Marwick LLP found in the Fund's 1995 Annual Report to Shareholders, which may be obtained without charge.

--------------------------------------------------------------------------------------------------------------------------------
                                                                 NINE-MONTH
                                         YEAR ENDED             PERIOD ENDED
                                        SEPTEMBER 30,           SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
CLASS A SHARES        1995        1994        1993      1992        1991         1990       1989      1988      1987      1986
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period.............     $1.00      $1.00      $1.00     $1.00       $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income
   -- net...........       .05        .03        .02       .03         .04           .07       .08       .07       .06       .06
--------------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders:
  From investment
   income -- net....      (.05)       (.03)     (.02)     (.03)       (.04)         (.07)     (.08)     (.07)     (.06)     (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period..........     $1.00      $1.00      $1.00     $1.00       $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total Return**......      5.03%       2.92%     2.36%     3.61%       4.36%         7.71%     8.59%     6.85%     6.20%     6.13%
Net assets end of
 period (000s
 omitted)........... $ 105,472   $105,659   $ 94,399  $ 98,302    $121,003     $ 115,791  $ 99,374  $ 70,699  $ 72,791  $ 67,700
Ratio of expenses to
 average daily net
 assets.............       .91%        .88%      .93%      .83%        .82%*         .84%      .90%      .96%      .90%      .95%
Ratio of net
 investment income
 to average daily
 net assets.........      4.91%       2.92%     2.34%     3.59%       5.70%*        7.40%     8.26%     6.66%     6.03%     5.97%
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                          CLASS B#     CLASS H****     CLASS C***
                                           SHARES        SHARES          SHARES
----------------------------------------------------------------------------------
Net asset value, beginning of period....     --              $1.00          $1.00
----------------------------------------------------------------------------------
Operations:
  Investment income -- net..............     --                .02            .01
----------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income -- net.........     --               (.02)          (.01)
----------------------------------------------------------------------------------
Net asset value, end of period..........     --              $1.00          $1.00
----------------------------------------------------------------------------------
Total Return**..........................     --               2.52%          1.33%
Net assets at end of period (000's
 omitted)...............................     --       $        122    $         9
Ratio of expenses to average daily net
 assets.................................     --               1.71%*         1.71%*
Ratio of net investment income to
 average daily net assets...............     --               4.43%*         4.46%*
----------------------------------------------------------------------------------

   * Annualized.
  ** These are  the  Portfolio's total  returns  during the  periods,  including reinvestment of all distributions from net investment income.
 *** For  the period from June 14, 1995  (date of first investment) to September
     30, 1995.
**** For the period from March 16, 1995 (date of first investment) to  September
     30, 1995.
  # No Activity for the period from November 14, 1994 (commencement of operations) to September 30, 1995.

ORGANIZATION AND CLASSIFICATION

The Fund is the only established series of Fortis Money. Fortis Money was incorporated under Minnesota law in 1979, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an "open-end diversified management investment company".

INVESTMENT OBJECTIVES AND POLICIES

The Fund's objective is maximum current income to the extent consistent with stability of principal through investment in money market instruments maturing in 397 days or less.

The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act. Rule 2a-7 requires that all investments by the Fund be limited to United States dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of Advisers to determine that the Fund's investments present only "minimal credit risks" and are Eligible Securities. The Fund's Board of Directors has established written guidelines and procedures for Advisers and oversees Advisers' determination that the Fund's portfolio securities present only "minimal credit risks" and are Eligible Securities. Under Rule 2a-7, 95% of the assets of the Fund must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). Rule 2a-7 requires that (1) a fund may not invest more than 5% of its total assets in Second Tier Securities (I.E., Eligible Securities that are not First Tier Securities) and (2) a fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the fund's total assets or $1,000,000.

The Fund pursues its objective of maximum income and stability of principal by investing exclusively in the following types of money market instruments which mature in 397 days or less:

 (1) Obligations of, or guaranteed by, the United States government, its agencies or instrumentalities.

 (2) Obligations of: (a) domestic or Canadian chartered banks having total assets in excess of one billion dollars; and (b) foreign branches of domestic banks, and domestic branches of foreign banks, where the parent bank has total assets in excess of $1,000,000,000, or in foreign banks (or foreign branches of foreign banks) where such banks have total assets in excess of $1,000,000,000, or in other foreign issuers; provided, that no more than 49% of the Fund's total assets may be invested in foreign branches of domestic banks and domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, collectively. Such obligations may include, but are not limited to, certificates of deposit, letters of credit, and bankers' acceptances. For this purpose, "bank" includes commercial banks, savings banks, and savings and loan associations.

 (3) Obligations of other domestic issuers (which include, for example, commercial paper and other debt obligations) which meet the quality and other standards of Rule 2a-7 (or successors thereto) under the 1940 Act.

 (4) Repurchase agreements in connection with obligations which are suitable for investment under the categories set forth above.

 (5) The Fund may purchase obligations other than those listed above if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or other issuer whose certificates of deposit or debt obligations may be otherwise purchased by the Fund; such obligations and guarantees must be due within 397 days or less from the date of purchase.

In seeking to attain its investment objective, the Fund will have at least 25% of its total assets invested collectively in obligations of foreign branches of domestic banks, domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, except when a more defensive position is deemed warranted. The Fund may invest up to 5% of its assets (at the time of investment) in securities of issuers which with their predecessors have a record of less than three years continuous operation (securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years).

The above are fundamental policies, which may not be changed without shareholder approval. The Fund is also subject to the following restrictions (at the time of investment) which could be changed without shareholder approval: The Fund may invest no more than 5% of its assets in savings banks; no more than 10% of its assets in savings and loan associations; no more than 10% of its assets in obligations of Canadian chartered banks; and no more than 10% of its net assets in illiquid securities.

In investing in the above described money market securities, the Fund will maintain a dollar weighted average portfolio maturity of 90 days or less.

The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends. The Fund may also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the portfolio yield, depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets will be invested in securities with short maturities and the Fund will manage its portfolio as described above, the Fund's portfolio of money market instruments will turn over several times a year. However, this does not generally increase the Fund's brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Fund invests. Since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes will be zero. There are risks associated with investing in instruments in which the Fund will invest, including the possibility of price fluctuations due to changes in interest rates, credit-worthiness, domestic and foreign economic and political conditions, and so forth.

The Fund may invest in variable amount master demand notes. These instruments are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs.

Risks of Investing in Foreign Securities--Since the Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies, or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other obligations issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices, and requirements comparable to those applicable to U.S. issuers.

Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits, and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. Advisers will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Fund will reduce its net income available for distribution to shareholders. Advisers will consider available yields, net of any required taxes, in selecting foreign securities.

MANAGEMENT

BOARD OF DIRECTORS
Under Minnesota law, the Board of Directors of Fortis Money (the "Board of Directors") has overall responsibility for managing Fortis Money in good faith, in a manner reasonably believed to be in the best interests of Fortis Money, and with the care an ordinarily prudent person would exercise in similar circumstances. However, this management may be delegated.

The Articles of Incorporation of Fortis Money limit the liability of directors to the fullest extent permitted by law.

THE INVESTMENT ADVISER/TRANSFER AGENT/DIVIDEND AGENT
Fortis Advisers, Inc. ("Advisers") is the investment adviser, transfer agent, and dividend agent for the Fund. Advisers has been managing investment company portfolios since 1949, and is indirectly owned 50% by Fortis AMEV and 50% by Fortis AG, diversified financial services companies. In addition to providing investment advice, Advisers is responsible for management of Fortis Money's business affairs, subject to the overall authority of the Board of Directors. Advisers' address is that of the Fund.

THE UNDERWRITER AND DISTRIBUTION EXPENSES
Fortis Investors, Inc. ("Investors"), a subsidiary of Advisers, is the Fund's underwriter. Investors' address is that of the Fund. Investors reserves the right to reject any purchase order. The following persons are affiliated with both Investors and the Fund: Dean C. Kopperud is a director and officer of both; Stephen M. Poling and Jon H. Nicholson are directors of Investors and officers of both; and Dennis M. Ott, James S. Byrd, Robert C. Lindberg, Keith R. Thomson, Larry A. Medin, Anthony J. Rotondi, Rhonda J. Schwartz, Robert W. Beltz, Jr., Thomas D. Gualdoni, Richard P. Roche, Tamara L. Fagely, John E. Hite, Carol M. Houghtby and Scott R. Plummer are officers of both.

Pursuant to a Plan of Distribution adopted by the Fund under Rule 12b-1 under the 1940 Act, a portion of the advisory fee the Fund pays Advisers is paid by Advisers to Investors, to be used to compensate those who sell Fund shares, and to pay certain other expenses of selling Fund shares. For the first $500 million of fund assets, Advisers will receive a fee of .6% of Fund net assets. Of this amount .2 of 1% of average net assets attributable to the Fund's shares will be paid to Investors to be used to compensate those who sell Fund shares and to pay certain other selling expenses. For Class B, H, and C shares, an additional .8 of 1% of average net assets attributable to such classes will be paid by the Fund to Investors. These fees paid to Investors remain constant, although the percentage fee paid to Advisers decreases as the Fund grows. While all of Class A's Rule 12b-1 fee constitutes a "distribution fee", only 75% of Class B, H, and C's Rule 12b-1 fees constitute distribution fees.

The higher distribution fee attributable to Class B, H, and C shares is designed to permit an investor to purchase such shares through registered representatives of Investors and other broker-dealers without the assessment of an initial sales charge and at the same time to permit Investors to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. This fee received by Investors for all classes will be used as follows:
If Fund shares are sold by a representative of a broker-dealer other than Investors, the entire fee will be paid to such broker-dealer. If

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Fund  shares are sold by a representative under contract to Investors, a portion of the fee will be paid such representative and field supervisors, in such proportions as may be determined from time to time, as set forth in written agreements. The distribution fee on sales made by salaried employees with securities licenses who are not entitled to receive additional compensation for sales will be utilized as described below. If for any reason a representative or a supervisor is not entitled to the distribution fee, such monies may be spent by Investors on any activities primarily intended to result in the sale of Fund shares, including, by way of example, but not by way of limitation: costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices
provided   jointly  by   Investors  and  affiliated   insurance  companies;  and
compensation  paid  to   and  expenses  incurred   by  officers,  employees   or
representatives of Investors or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses.

A portion of the Rule 12b-1 fee equal to .25% of the average net assets of the Fund attributable to the Class B, H, and C shares, constitutes a shareholder servicing fee designed to compensate Investors for the provision of certain services to shareholders. The services provided may include personal services provided to shareholders, such as answering shareholder inquiries regarding the Funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Investors may use the Rule 12b-1 fee to make payments to qualifying broker-dealers and financial institutions that provide such services.

Investors may also enter into sales or servicing agreements with certain institutions such as banks ("Service Organizations") which have purchased shares of the Fund for the accounts of their clients, or which have made Fund shares available for purchase by their clients, and/or which provide continuing service to such clients. The Glass-Steagall Act and other applicable laws prohibit certain banks from engaging in the business of underwriting securities. In such circumstances, Investors, if so requested, will engage such banks as Service Organizations only to perform administrative and shareholder servicing functions, but at the same fees and other terms applicable to dealers. (If a
bank   were  later  prohibited  from  acting  as  a  Service  Organization,  its
shareholder  clients  would  be  permitted  to  remain  Fund  shareholders   and
alternative means for continuing servicing of such shareholders would be sought.) In such event changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of any automatic investment or other services then being provided by the Bank. (State securities laws on this issue may differ from the interpretations of Federal law expressed above and banks and other financial institutions may be required to register as dealers pursuant to state law.)

FUND EXPENSES
For the most recent fiscal year, the ratio of the Fund's total operating expenses as a percentage of average daily net assets were .91%, 1.71% and 1.71% for Class A, Class B and H and Class C respectively. Included in these totals were the advisory fees paid to Advisers, which equaled .60% 1.40% and 1.40% of Class A, Class B and H and Class C's respective average daily net assets (including the distribution fees and, for Classes B, H and C, the shareholder servicing fees referred to under "The Underwriter and Distribution Expenses"). The Fund reimbursed Advisers $89,967 for transfer agent expenses for the fiscal year ended September 30, 1995.

BROKERAGE ALLOCATION
Advisers may consider sales of shares of the Fund, and of other funds advised by Advisers, as a factor in the selection of broker-dealers to execute Fund securities transactions when it is believed that this can be done without causing the Fund to pay more in brokerage commissions than it would otherwise.

VALUATION OF SECURITIES

The public offering price of Fund shares is determined once daily, and is equal to the net asset value per share of the shares next calculated after receipt of the purchase order. Net asset value is the value of the securities owned by the Fund, plus cash or other assets, less liabilities, divided by the number of Fund shares outstanding. The net asset value of the Fund's shares is determined as of the primary closing time for business on the Exchange on each day on which the Exchange is open. DIVIDENDS BEGIN TO ACCRUE THE NEXT BUSINESS DAY AFTER THE INVESTOR BECOMES A SHAREHOLDER.

The Board of Directors expects that the net asset value per share will ordinarily be $1.00. The Fund's total assets are determined by valuing the portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act, as amended. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's portfolio valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. See "Computation of Net Asset Value and Pricing" in the Statement of Additional Information.

CAPITAL STOCK

The Fund may offer additional classes of shares. The Fund currently offers its shares in four classes, each with differing sales arrangements and bearing different expenses. Class A, B, H, and C shares each represent interests in the assets of the Fund and have identical voting, dividend, liquidation, and other rights on the same terms and conditions except that expenses related to the distribution of each class are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to that particular class and other matters for which separate class voting is appropriate under applicable law.

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DIVIDEND DISTRIBUTIONS

On each day the New York Stock Exchange (the "Exchange") is open, the Fund will declare a dividend of all its net income to shareholders of record as of 3:00 p.m., Central Time, the preceding business day. Net income will include accrued interest and earned discount, less amortized premium and accrued expenses. Such dividends will be reinvested in additional Fund shares of the same class unless the shareholder sends the Fund a written request that they be sent to the shareholder or reinvested (at net asset value) in shares of the same class of another Fortis fund.

Distributions paid by the Fund with respect to all classes of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except that the higher Rule 12b-1 fees applicable to Class B, H, and C shares will be borne exclusively by such shares. The per share dividends on Class B, H, and C shares will be lower than those on Class A shares as a result of the higher Rule 12b-1 fees applicable to Class B, H, and C shares.

Dividends will be reinvested monthly, on the last business day of each month. If they are to be reinvested in other Fortis funds, processing normally takes up to three business days. If cash payment is requested, checks will be mailed within five business days after the end of the month. If shareholders withdraw their entire account, all dividends accrued from the last payment date to the time of withdrawal will be paid at that time.

Shareholders who have cash dividends will receive a monthly confirmation statement, while those who have dividends reinvested will receive a quarterly confirmation statement.

TAXATION

Dividends are taxable as ordinary income to shareholders, whether paid in cash or reinvested.

HOW TO BUY FUND SHARES

GENERAL PURCHASE INFORMATION

MINIMUM AND MAXIMUM INVESTMENTS
A minimum initial investment of $500 normally is required. An exception to this minimum (except on wire orders) is the "Systematic Investment Plan" ($25 per month by "Pre-authorized Check Plan" or $50 per month on any other basis). The minimum subsequent investment normally is $50, again subject to the above exceptions.

INVESTING BY WIRE
A shareholder having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares ($500 minimum) by requesting their banks to transmit immediately available funds (Federal Funds) by wire to:

First Bank National Association
ABA #091000022, credit account no: 1-702-2514-1341
Fortis Funds Purchase Account
For further credit to __________________________________________________________
                                        (name of client)
Fortis Account NBR _____________________________________________________________

Before making an initial investment by wire, your broker-dealer must first telephone Investors at the number on the cover page of this Prospectus to open your account and obtain your account number. In addition, the Account Application which accompanies this Prospectus must be promptly forwarded to Investors at the mailing address in the "Investing by Mail" section of this Prospectus. Additional investments may be made at any time by having your bank wire Federal Funds to the above address for credit to your account. Such investments may be made by wire even if the initial investment was by mail.

INVESTING BY MAIL (ADDRESS: CM-9614, ST. PAUL, MN 55170-9614)
The Account Application which accompanies this Prospectus must be completed, signed, and sent with a check or other negotiable bank draft, payable to "Fortis Funds." Additional purchases may be made at any time by mailing a check or other negotiable bank draft along with your confirmation stub. The account to which the subsequent purchase is to be credited should be identified as to the name(s) of the registered owner(s) and by account number.

ALTERNATIVE PURCHASE ARRANGEMENTS
The Fund offers investors four classes of shares which bear different expenses. The inside front cover of the Prospectus contains a summary of these alternative purchase arrangements. A broker-dealer may receive different levels of compensation depending on which class of shares is sold.

CLASS  A SHARES--NEW  PURCHASES OR  EXCHANGES FROM  OTHER FORTIS  FUNDS' CLASS A
SHARES

RULE 12B-1 FEES. Class A shares are subject to a Rule 12b-1 fee payable at an annual rate of .2% of the average daily net assets of the Fund attributable to such shares. For additional information, see "Management--The Underwriter and Distribution Expenses."

CLASS B AND H SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS B OR H SHARES
As with Class A shares, the public offering price of Class B and H shares is the net asset value of the Fund's shares. Such shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a contingent deferred sales charge ("CDSC") of 4% will be imposed if Class B or H shares are redeemed within two years of purchase, with lower CDSCs as follows if redemptions occur later.

                       3 years -- 3%
                       4 years -- 3%
                       5 years -- 2%
                       6 years -- 1%

For additional information, see "Redemption--Contingent Deferred Sales Charge." In addition, Class B and H shares are subject to higher annual Rule 12b-1 fees as described below.

Proceeds from the CDSC are paid to Investors and are used to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of Class B and H shares, such as the payment of compensation to selected broker-dealers, and for selling such shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell such shares without deduction of a sales charge at the time of purchase.

RULE 12B-1 FEES. Class B and H shares are subject to a Rule 12b-1 fee payable at an annual rate of 1.00% of the average daily net assets of the Fund attributable to such shares. The higher Rule 12b-1 fee will cause Class B and H shares to have a higher expense ratio and to pay lower dividends than Class A shares. For additional information about this fee, see "Management--The Underwriter and Distribution Expenses."

CONVERSION TO CLASS A SHARES Class B and H shares (except for those purchased by reinvestment of dividends and other distributions) will automatically convert to Class A shares after eight years. Each time any such shares in the shareholder's account convert to Class A, a proportionate amount of the Class B and H shares purchased through the reinvestment of dividends and other distributions paid on such shares will also convert to Class A.

CLASS C SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS C SHARES
As with Class A shares, the public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC of 1% will be imposed if Class C shares are redeemed within one year of purchase. For additional information, see "Redemption--Contingent Deferred Sales Charge." In addition, Class C shares are subject to higher annual Rule 12b-1 fees as described below.

Proceeds from the CDSC are paid to Investors and are used to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers, and for selling Class C shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales charge at the time of purchase.

RULE 12B-1 FEES. Class C shares are subject to a Rule 12b-1 fee payable at an annual rate of 1.00% of the average daily net assets of the Fund attributable to such shares. The higher Rule 12b-1 fee will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. For additional information about this fee, see "Management--The Underwriter and Distribution Expenses."

SPECIAL PURCHASE PLANS
For information on any of the following special purchase or exchange plans, see the Statement of Additional Information or contact your broker-dealer or sales representative.

TAX SHELTERED RETIREMENT PLANS Individual Retirement Accounts ("IRAs"), Keogh, Pension, Profit Sharing, and 403(b) accounts are available.

GIFTS OR TRANSFERS TO MINOR CHILDREN Adults can make an irrevocable gift or transfer of up to $10,000 annually per child ($20,000 for married couples) to as many children as they choose without having to file a Federal gift tax return.

SYSTEMATIC INVESTMENT PLAN Voluntary $25 or more per month purchases by automatic financial institution transfers (see ACH Authorization Agreement in this Prospectus) or $50 or more per month by any other means.

TRANSFER PRIVILEGE Class A Fund shares may be transferred to shares of any class of another Fortis fund unless the shares have incurred a sales charge, in which case they may only be transferred to Class A shares of the other fund. If transferred to another fund's Class A shares, such other fund's sales charge must be paid. If transferred to another Class of another Fortis fund, the shares cannot later be transferred back into Class A shares of the Fund. Class B, H, and C Fund shares may be transferred among other funds of the same class managed by Advisers. Shareholders of other Fortis funds may transfer their shares for Fund shares of the same class. However, the shares of the Fund will remain subject to any contingent deferred sales charge of the fund transferred out of. (See "Contingent Deferred Sales Charge" in the prospectus of the fund transferred out of.) A shareholder initiates a transfer by writing to or telephoning his or her broker-dealer, sales representative, or the Fund regarding the shares to be transferred. Telephone transfers will be permitted only if the shareholder completes and returns the Telephone Transfer Authorization Form. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching his or her broker-dealer, sales representative, or the Fund by telephone. Consequently, a telephone transfer may be difficult to implement at those times. (see "Redemption".)

Advisers reserves the right to restrict the frequency of--or otherwise modify, condition, terminate, or impose charges upon--the transfer privilege, all with 30 days notice to shareholders.

REDEMPTION

GENERALLY
Registered holders of Fund shares may redeem their shares without any charge at the per share net asset value next determined following receipt by the Fund of a written redemption request in proper form (and a properly endorsed stock certificate if one has been issued).

Any certificates should be sent to the Fund by certified mail. Share certificates and/or stock powers, if any, tendered in redemption must be endorsed and executed exactly as the Fund shares are registered. If the redemption proceeds are to be paid to the registered holder and sent to the address of record, normally no signature guarantee is required unless Advisers does not have the shareholder's signature on file and the redemption proceeds are greater than $25,000. However, for example, if the redemption proceeds are to be paid to someone other than the registered holder, sent to a different address, or the shares are to be transferred, the owner's signature must be guaranteed by a bank, broker (including government or municipal), dealer (including government or municipal), credit union, national securities exchange, registered securities association, clearing agency, or savings association.

Class A shares may be registered in broker-dealer "street name accounts" only if the broker-dealer has a selling agreement with Investors. In such cases, instructions from the broker-dealer are required to redeem shares or transfer ownership and transfer to another broker-dealer requires the new broker-dealer to also have a selling agreement with Investors. If the proposed new broker-dealer does not have a selling agreement with Investors, the shareholder can, of course, leave the shares under the original street name account or have the broker-dealer transfer ownership to the shareholder's name.

An individual shareholder (or in the case of multiple owners, any shareholder) may orally redeem up to $25,000 worth of their shares, provided that the account is not a tax-qualified plan, the check will be sent to the address of record, and the address of record has not changed for at least 30 days. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching his or her broker-dealer, sales representative, or the Fund by telephone. Consequently, a telephone redemption may be difficult to implement at those times. If a shareholder is unable to reach the Fund by telephone, written instructions should be sent. Advisers reserves the right to modify, condition, terminate, or impose charges upon this telephone redemption privilege, with 30 days notice to shareholders. Advisers, Investors, and Fortis Money will not be responsible for, and the shareholder will bear the risk of loss from, such instructions, including fraudulent instructions, which are reasonably believed to be genuine. The telephone redemption procedure is automatically available to shareholders. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund's procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction.

Payment will be made as soon as possible, but not later than three days after receipt of a proper redemption request. However, if shares subject to the redemption request were recently purchased with non-guaranteed funds (e.g., personal check), the mailing of your redemption check may be delayed by fifteen days. A shareholder wishing to avoid these delays should consider the wire purchase method described under "How to Buy Fund Shares."

Employees of certain Texas public educational institutions who direct investment in Fund shares under their State of Texas Optional Retirement Plan generally must obtain the prior written consent of their authorized employer representative in order to redeem.

The Fund has the right to redeem accounts with a current value of less than $500 unless the original purchase price of the remaining shares (including sales commissions) was at least $500. Fund shareholders actively participating in the Fund's Systematic Investment Plan or Group Systematic Investment Plan will not have their accounts redeemed. Before redeeming an account, the Fund will mail to the shareholder a notice of its intention to redeem, which will give the shareholder an opportunity to make an additional investment. If no additional investment is received by the Fund within 60 days of the date the notice was mailed, the shareholder's account will be redeemed. Any redemption in an account established with the minimum initial investment of $500 may trigger this redemption procedure.

Any or all of the redemption methods described below may be suspended or terminated, or fees may be imposed, at any time.

EXPEDITED REDEMPTION BY WIRE
Shareholders (except tax-qualified plans) redeeming at least $1,000 of shares (for which certificates have not been issued), and who have completed the "Telephone Redemption" section on the Account Application that is on file with the Fund, may at the time of such redemption request that the money be wired to the bank (or registered broker-dealer) they have designated on the Account Application. Redemption proceeds will be wired on the next business day after receipt of the redemption request if the request is received before 3:00 P.M., Central Time, and will otherwise be wired on the second business day following receipt of the redemption request. Persons who request that redemption proceeds be wired to a bank that is not a member of the Federal Reserve System should realize that this will cause a delay in their bank's receipt of the redemption proceeds. There is currently no charge to the shareholder for the wiring of redemption proceeds.

EXPEDITED TELEPHONE REDEMPTION
Shareholders (except tax-qualified plans) redeeming at least $1,000 of shares (for which certificates have not been issued) may redeem by telephoning the Fund at the telephone number on the cover page of this Prospectus. The "Telephone Redemption" section on the Account Application must have been completed by the shareholder and filed with the Fund before the telephone request is received. To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made by check to the bank account designated on the Account Application. If the telephone redemption request is received before 3:00 P.M., Central Time, a check will be sent on the next business day, and otherwise will be sent on the second business day following the telephone redemption request.

CHECK WITHDRAWAL OPTION
Shareholders (except tax-qualified plans) holding shares for which certificates have not been issued may appoint the Fund, Advisers, and First Bank, National Association ("the Bank") their agents, and may request on the Account
Application that the Fund provide them with special forms of checks payable through the Bank. These checks may be made payable by the shareholder to the order of any person, in any amount of $100 or more. Checks must be signed by the shareholder(s) of record. If registration is in more than one name, then these checks must be signed by all owners before they will be honored unless all owners have previously agreed otherwise on a signature card. When a check is presented to the Bank for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account by the Fund and Advisers as the shareholder's agent. Through this procedure, shareholders will continue to be entitled to distributions paid on their shares up to the time the check is presented to the Bank for payment.

If shares subject to redemption through a Money Fund check writing were recently purchased with non-guaranteed funds (e.g., personal check), the processing of your check drawn on your Fund account may be delayed by fifteen days. Additionally, you may not write a check for the entire value of your account or close your account by writing a check.

If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned for insufficient funds and the shareholder will be charged a $20 service fee. Even if you do have sufficient funds in other Fortis mutual fund accounts to cover a check, there must be sufficient shares in your

Money Fund account to avoid having a check returned for insufficient funds. You should therefore make sure that there are sufficient shares in your Money Fund account to cover the amount of any checks you write.

Shareholders will be subject to the rules and regulations of the Bank, the Fund, and Advisers governing checking accounts and the check withdrawal option. As the Fund must redeem shares at their next determined net asset value, it will not be able to redeem shares held in a shareholder's account by means of a check presented directly to the Bank.

SYSTEMATIC WITHDRAWAL PLAN
The Fund has a "Systematic Withdrawal Plan," which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semiannually, or annually.

YIELD INFORMATION

The Fund may advertise its "yield" and "effective yield." Both yield figures are based upon historical earnings and are not intended to indicate future performance.

The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Fund's yield is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity, and types of portfolio instruments held by the Fund, and of changes in operating expenses.

SHAREHOLDER INQUIRIES

Inquiries should be directed to your broker-dealer or sales representative, or to the Fund at the telephone number or mailing address listed on the cover of this Prospectus. A $10 fee will be charged for copies of Annual Account Summaries older than the preceding year.

  FORTIS-Registered Trademark- ---------------------------------------
  Mail to:                 FORTIS MONEY FUND
  FORTIS MUTUAL FUNDS      Complete this application to open a new Fortis
  CM-9614                  account or to add services to
  St. Paul, MN             an existing Fortis account. For personal service,
  55170-9614               please call your investment
                           professional or Fortis at 1-800-800-2638, Ext.
                           3012.
                           DO NOT USE TO OPEN A FORTIS IRA, SEP, 403(B).
                           NEW DEPOSITS ARE AVAILABLE FOR CLASS (A) SHARES
                           ONLY.

________________________________________________________________________________
 1 ACCOUNT INFORMATION
________________________________________________________________________________

PLEASE PROVIDE THE INFORMATION REQUESTED BELOW:

/ / INDIVIDUAL: Please print your name, Social Security number, U.S. citizen status.

/ / JOINT TENANT: List all names, one Social Security number, U.S. citizen status.

/ / UNIFORM GIFT/TRANSFER TO MINORS: (Only one cust. per acct.) Provide name of custodian (ONLY ONE) and minor, minor's Social Security Number, minor's U.S. citizen status and date of birth of minor.

/ / TRUST: List trustee and trust title, including trust date, trust's Taxpayer
    ID number.

/ / CORPORATION, ASSOCIATION, PARTNERSHIP: Include full name, Taxpayer ID number.

/ / FORTIS KEY PLAN: Include Social Security number.

/ / QUALIFIED PLAN: Include name of Plan and trustee, Plan's Taxpayer ID number. / / OTHER: _____________________________________________________________________

-------------------------------------------------------
Owner (Individual, 1st Joint Tenant, Custodian, Trustee) (Please print)
----------------------------------------------------------------
Owner (2nd Joint Tenant, Minor, Trust Name) (Please print)
----------------------------------------------------------------
Additional information, if needed
----------------------------------------------------------------
Street Address

----------------------------------------------------------------
City                                            State            Zip

----------------------------------------------------------------

Social Security number (Taxpayer ID)
Date of Trust (if applicable) __________________________________________________

(     )
______________________________________    ______________________________________
Daytime phone                      Date of birth
                                               (Uniform Gift/Transfer to Minors)

Are you a U.S. citizen?  / / Yes    / / No
If no, country of permanent residence __________________________________________

97841N (1/96)

________________________________________________________________________________
 2 TRANSFER ON DEATH
________________________________________________________________________________
PLEASE INDICATE THE PRIMARY BENEFICIARY WITH "PB" AFTER THE BENEFICIARY(IES) NAME(S). INDICATE CONTINGENT BENEFICIARY WITH "CB." INDICATE LINEAL DESCENDANT PER STIRPES WITH "LDPS" IF YOU WANT OWNERSHIP TO PASS TO THE LEGAL HEIRS OF THE PRIMARY BENEFICIARY IN THE EVENT A DESIGNATED BENEFICIARY DIES BEFORE THE ACCOUNT OWNER.
TOD IS ONLY AVAILABLE FOR INDIVIDUAL AND JOINT TENANTS
(JTWROS) ACCOUNTS.

BENEFICIARY(IES):

----------------------------------   ---------------------
Name                                 SS#

-----------------------------------  ----------------------
Name                                 SS#

-----------------------------------  ----------------------
Name                                 SS#

________________________________________________________________________________
 3 INVESTMENT ACCOUNT
________________________________________________________________________________

/ / BY MAIL. ATTACHED IS A CHECK FOR $__________________________________ PAYABLE
    TO "FORTIS FUNDS."

/ / BY WIRE. AN INITIAL PURCHASE OF $_________________________________ WAS WIRED

    on _________________________________________________________________________
          Date

    by _________________________________________________________________________
          Name of Your Bank

    to _________________________________________________________________________
          Account No. Assigned

Before making an initial investment by wire, you must be assigned an account number by calling the telephone number on the cover page of this Prospectus. Then, have your local bank wire your funds to: First Bank National Association/ABA #091000022, credit account no: 1-702-2514-1341 Fortis Funds Purchase Account.

For further credit to __________________________________________________________
                       Name of Client
                      __________________________________________________________
                       Fortis Account NBR

Be sure to include your name and account number on the wire. Include account number assigned by phone on line above.

________________________________________________________________________________
 4 SIGNATURE & CERTIFICATION
________________________________________________________________________________
I HAVE RECEIVED AND READ THE FORTIS MONEY FUND PROSPECTUS AND UNDERSTAND THAT ITS TERMS ARE INCORPORATED BY REFERENCE INTO THIS APPLICATION. I AM OF LEGAL AGE AND LEGAL CAPACITY.

I understand that this application is subject to acceptance by Fortis Investors, Inc.

I certify, under penalties of perjury, that:
(1) The Social Security number or Taxpayer ID number provided is correct; and (cross out the following if not true)

(2) that the IRS has never notified me that I am subject to 31% backup withholding, or has notified me that I am no longer subject to such backup withholding.

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

IF YOU ARE NOT SIGNING AS AN INDIVIDUAL, STATE YOUR TITLE OR CAPACITY (INCLUDE APPROPRIATE DOCUMENTS VERIFYING YOUR CAPACITY).

AUTHORIZED SIGNATURE(S)

X
________________________________________________________________________________
    Owner, Custodian, Trustee                                  Date
X
________________________________________________________________________________
    Joint Owner, Trustee                                       Date
________________________________________________________________________________
 5 DEALER/REPRESENTATIVE INFORMATION
________________________________________________________________________________
________________________________________________________________________________
Representative's name (please print)
________________________________________________________________________________
Name of Broker/Dealer
________________________________________________________________________________
Branch Office address
________________________________________________________________________________
Representative's signature

                                   (      )
______________________________________    ______________________________________
Representative's number                            Representative's Phone Number
________________________________________________________________________________
AUTHORIZED SIGNATURE OF BROKER/DEALER
________________________________________________________________________________
 6 DISTRIBUTION OPTIONS
________________________________________________________________________________
IF NO OPTION IS SELECTED, ALL DISTRIBUTIONS WILL BE REINVESTED IN THE FORTIS MONEY FUND.

/ / DIVIDENDS REINVESTED

/ / DIVIDENDS IN CASH (SEE SECTION 8 FOR PAYMENT OPTIONS)

/ / Dividends into ANOTHER FORTIS FUND. (Class A funds only)
____________________________________________    ________________________________
Name of Fund                                Account Number (if existing account)

________________________________________________________________________________
 7 CHECK WITHDRAWAL OPTION
________________________________________________________________________________
/ / I (WE) HEREBY ELECT REDEMPTION BY SPECIAL CHECK DRAWN AGAINST MY (OUR)
    FORTIS MONEY FUND ACCOUNT. PLEASE SEND FORMS OF CHECKS (MINIMUM CHECK:
    $100). NOTE: WHEN ELECTING CHECK WITHDRAWAL, BE SURE TO SIGN THE MONEY FUND SIGNATURE CARD. Checks are not available for non-corporate tax qualified plans.

---------------------------------------------------------
                        CHECKING ACCOUNT SIGNATURE CARD

Please complete and sign
                                                   -----------------------------
for check redemption.                               Date
________________________________________________________________________________
NAME(S) OF REGISTERED OWNER(S) OF SHARES OF FORTIS MONEY FUND.
________________________________________________________________________________

All registered owner(s) of Fortis Money Fund shares named above must sign below. By signing this card the signatory(s) agree(s) to all of the terms and conditions set forth below.

--------------------------------   ------------------------------
                                   Social Security or Tax ID
Signature                          Number

--------------------------------   ------------------------------

--------------------------------   ------------------------------

--------------------------------   ------------------------------

/ / Check here if only one signature is required on checks.

TERMS AND CONDITIONS OF SIGNATURE CARD

1. REDEMPTION AUTHORIZATION: The signatory(s) whose signature(s) appear above, intending to be legally bound, hereby agree each with the other and with Fortis Money Fund, Inc. ("the Fund"), Fortis Advisers, Inc. ("Advisers"), and First Bank, National Association ("the Bank") that the Fund, Advisers, and the Bank are appointed agents for such person(s) and, as such agents, are directed to redeem shares of the Fund, registered in the name of such Signatory(s) upon receipt of, and in the amount of, checks drawn. The Fund or Advisors shall deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. Advisers is expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Fund. The Signatory(s) understand that Advisers must also act as an agent for the Fund.

The Fund is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and Advisers, the Fund, and the Bank shall not be liable for any loss or liability resulting form the absence of any such guarantee, or from forgery and/or fraud. In this regard, I
(we) understand and agree that Advisers, the Fund, and the Bank can take only reasonable steps to prevent losses to me (us) due to forgery and/ or any form of fraud and in no event will Advisers, the Fund, and/ or the Bank incur any liability for honoring or effecting redemptions reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.

2. CHECK PAYMENT: The Signatory(s) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and relevant rules and regulations pertaining to checking accounts, including those of TERMS AND CONDITIONS OF SIGNATURE CARD, CONTINUED ON NEXT PAGE the Bank, the Fund, and/or Advisers. In addition, the Signatory(s) agree(s) that:

(a) No check shall be issued or honored, or any redemption effected, in the amount less than $100.

(b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have been issued.

(c) No check shall be issued or honored, or redemption effected, if the amount of the check is greater than the value of the shares held in the shareholder's account. Also, if shares in the account were recently purchased with non-guaranteed funds (e.g., personal check), the processing of the check may be delayed by fifteen days.

(d) No check shall be honored unless the Fund has provided the Bank, from the proceeds of redemption or otherwise collected funds for the payment of such check.

(e) Checks issued hereunder cannot be cashed over the counter at the Bank; and

(f) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Fund including ,without limitations any additions, amendments and supplements thereto.

3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card,
(b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the Bank is authorized to act upon such signature, and (c) each Signatory guarantees to Bank the genuineness and accuracy of the signature of the other Signatory(s).

4. CHARGES: Bank is authorized to redeem sufficient Fund shares from time to time, to cover the prevailing applicable charges on this account.

5. TERMINATION: The Bank, the Fund, and/or Advisers may at any time terminate this account, related share redemption service and Bank's agency for the Signatory(s) hereto without prior notice by Bank to any of the Signatory(s).

6. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators and assigns the Signatory(s).

7. CHANGES AND MODIFICATIONS: The above rules and regulations may be changed, modified, or terminated at any time upon notification mailed to the shareholder's address contained in the Fund's records.
________________________________________________________________________________
 8 WITHDRAWAL OPTIONS
________________________________________________________________________________
A.  CASH DIVIDENDS

PLEASE SEND THE PAYMENT TO:

/ / My bank. (Please complete Bank Information in Section D, this page.)

/ / My address of record.
B.  SYSTEMATIC WITHDRAWAL PLAN

Please consult your financial or tax adviser before electing a Systematic Withdrawal Plan.
Please redeem shares from my Fortis ________ Fund, account number ________ in the amount of $________.
Effective Payment Date ____________________________________________ ____________
                         Month                           Day

FREQUENCY:    / / Monthly         DATE:      / / Semi-Annually
              / / Quarterly                  / / Annually

PLEASE SEND THE PAYMENT TO:
/ / My bank, (Please complete Bank Information in Section D.)
/ / My address of record. (IF BANK OPTIONS IS NOT CHOSEN, CHECK WILL BE
    PROCESSED ON THE 15TH OF EVERY MONTH.)

________________________________________________________________________________
 8 WITHDRAWAL OPTIONS, CONTINUED
________________________________________________________________________________
C. TELEPHONE OPTIONS

/ / TELEPHONE EXCHANGE. All exchanges must be into accounts having the identical registration-ownership. All authorized signatures listed in Section 4 (or your registered representative with shareholder consent) can make telephone transfers.

/ / TELEPHONE REDEMPTION (NOT AVAILABLE FOR QUALIFIED PLANS) If you have not changed your address in the past 60 days, you are eligible for this service. This option allows all authorized signatures in Section 4 (or your registered representative with shareholder consent) to redeem.

PLEASE SEND THE PAYMENT TO:

/ / My bank, (Please complete Bank Information in Section D below.) / / My address of record.

D. BANK INFORMATION

I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries. This authorization will remain in effect until I notify FFG.

TYPE OF ACCOUNT:    / / Checking    / / Savings

Bank name ______________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

Name of bank account ___________________________________________________________

Bank account number ____________________________________________________________

Bank transit number ____________________________________________________________

Bank phone number ______________________________________________________________

ATTACH A VOIDED CHECK FROM YOUR BANK CHECKING ACCOUNT
________________________________________________________________________________
 9 SYSTEMATIC INVESTMENT PLAN
________________________________________________________________________________

Complete the Authorized Clearing House (ACH) authorization agreement form in the prospectus and attach a VOIDED check from your bank checking account. The plan may be established for as little as $25.
________________________________________________________________________________
 10 OTHER SPECIAL INSTRUCTIONS
________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                    FORTIS-Registered Trademark-
                FORTIS MUTUAL FUND                  Mail to:
          AUTOMATED CLEARING HOUSE (ACH)            FORTIS MUTUAL FUNDS
             AUTHORIZATION AGREEMENT                P.O. Box 64284
                                                    St. Paul, MN 55164

Please  complete each section  below to establish ACH  capability to your Fortis
Mutual  Fund  Account.  For  personal  service,  please  call  your   investment
professional or Fortis at (800) 800-2638, Ext. 3012.

________________________________________________________________________________
 1    FORTIS ACCOUNT INFORMATION
________________________________________________________________________________

Account Registration:
________________________________________________________________________________
Owner (Individual, 1st Joint Tenant, Custodian, Trustee)
________________________________________________________________________________
Owner (2nd Joint Tenant, Minor, Trust Name)
________________________________________________________________________________
Additional Information, if needed
________________________________________________________________________________
Street address
________________________________________________________________________________
City                                               State            Zip
________________________________________________________________________________
Social Security number (Taxpayer I.D.)
Account # ______________________________________________________________________

                      Fund:                           Class:
  1)
        Fund Name                                 / / A   / / B   / / C   / / H
  2)
        Fund Name                                 / / A   / / B   / / C   / / H
  3)
        Fund Name                                 / / A   / / B   / / C   / / H
  4)
        Fund Name                                 / / A   / / B   / / C   / / H
  5)
        Fund Name                                 / / A   / / B   / / C   / / H

________________________________________________________________________________
 2    BANK/FINANCIAL INSTITUTION INFORMATION
________________________________________________________________________________

PLAN TYPE:          / / New Plan          / / Bank Change

ACCOUNT TYPE:       / /Checking           / /Savings
                      (must attach a        (must attach a
                      voided check)         deposit slip)

________________________________________________________________________________
Transit Number

________________________________________________________________________________
Bank Account Number

________________________________________________________________________________
Account Owner (if other than name of Depositor)

________________________________________________________________________________
Depositor's Daytime Phone Number

CLEARLY PRINT THE BANK/FINANCIAL INSTITUTION'S NAME AND ADDRESS BELOW:

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________
Signature of Depositor                                          Date

________________________________________________________________________________
Signature of Joint-Depositor                                    Date

________________________________________________________________________________
 3    SELECT OPTION
________________________________________________________________________________

I.    INVESTMENT OPTION(S)
      A.    / /   Invest via FORTIS INFORMATION LINE by
                  phone (minimum $25, maximum $10,000)
                  Please allow up to four business days for deposit
                  into Fortis Funds. Transactions after 3:00 p.m.
                  (CST) will be processed the following business
                  day.
                  *Not available on tax qualified accounts such as
                  IRA, SEP, SARSEP and Key plans.
      B.    / /   Systematic Investment Plan
                  / / New Plan
                  / / Change Plan
      I request Fortis Financial Group (FFG) to obtain payment of sums becoming due the company by charging my account in the form of electronic debit entries. I request and authorize the financial institution named to accept, honor and charge those entries to my account. Please allow 30 days for collected funds to be available in your Fortis account.
      Draft Date (1-26 only): ----------------------------

      Amount per Fund (Min. $25): ----------------------

      Beginning Draft Month: ----------------------------

II.   WITHDRAWAL OPTION(S)
      (Please consult your financial or tax adviser before electing a systematic withdrawal plan. For tax qualified accounts, additional forms are required for distribution.)
      A.    / /   Cash Dividends
      B.    / /   Redeem via FORTIS INFORMATION LINE by
                  phone (minimum $100, maximum $25,000)
                  Please allow up to four business days for
                  withdrawal to credit your bank account.
                  Transactions after 3:00 p.m. (CST) will be
                  processed the following business day.
                  *Not available on tax qualified accounts such as
                  IRA, SEP, SARSEP and Key plans.
      C.    / /   Systematic Withdrawal Plan
                  / / New Plan
                  / / Change Plan
      I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries. I request and authorize the financial institution to accept, honor and credit those entries to my account.

      Withdrawal Date (1-26 only): -----------------------

      Amount per Fund (Min. $25): ----------------------

      Beginning Withdrawal Month: ----------------------

________________________________________________________________________________
 4    SIGNATURES
________________________________________________________________________________

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

This authorization will remain in effect until I notify FFG. I hereby terminate any prior Authorization of FFG to initiate charges to this account. I understand that any returned item or redemption of the entire account may result in termination of my Automated Clearing House agreement. This authorization will become effective upon acceptance by FFG at its home office.

Authorized Signature(s)

X ______________________________________________________________________________
   Owner, Custodian, Trustee                                Date

X ______________________________________________________________________________
   Joint Owner, Trustee                                     Date

FORTIS-Registered Trademark-
FORTIS FINANCIAL GROUP
Fortis Advisers, Inc. (fund management since 1949)
Fortis Investors, Inc. (principal underwriter; (member SIPC)
P.O. Box 64284
St. Paul, MN 55164

(800) 800-2638

             Attach additional information if more space is needed.
98049 (7/95)

PROSPECTUS
FEBRUARY 1, 1996

FORTIS
MONEY FUND
A MONEY MARKET FUND

95197 (REV. 2/96)

FORTIS-Registered Trademark-

FORTIS FINANCIAL GROUP
P.O. BOX 64284
ST. PAUL, MN 55164

               BULK RATE
              U.S. POSTAGE
                  PAID
            PERMIT NO. 3794
            MINNEAPOLIS, MN

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                                FORTIS MONEY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1996



     Fortis Money Fund (the "Fund") is a portfolio of Fortis Money Portfolios, Inc. ("Fortis Money"). This Statement of Additional Information is NOT a prospectus, but should be read in conjunction with the Fund Prospectus dated February 1, 1996. A copy of that prospectus may be obtained from your broker-dealer or sales representative. The address of Fortis Investors, Inc. ("Investors") is P.O. Box 64284, St. Paul, Minnesota 55164. Telephone: (612) 738-4000. Toll Free 1-(800) 800-2638.



No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Statement of Additional Information does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

TABLE OF CONTENTS





                                                                            PAGE
ORGANIZATION AND CLASSIFICATION. . . . . . . . . . . . . . . . . . . .      18
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . .      18
  - Investment Objective . . . . . . . . . . . . . . . . . . . . . . .      18
  - Investment Restrictions. . . . . . . . . . . . . . . . . . . . . .      18
  - Additional Limitations . . . . . . . . . . . . . . . . . . . . . .      20
  - Repurchase Agreements and Variable Amount Master Demand Notes. . .      20
DIRECTORS AND EXECUTIVE OFFICERS . . . . . . . . . . . . . . . . . . .      21
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . .      25
  -  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25
  -  Control and Management of Advisers and Investors. . . . . . . . .      26
  -  Investment Advisory and Management Agreement. . . . . . . . . . .      27
  -  Distribution Expenses . . . . . . . . . . . . . . . . . . . . . .      28
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . .      29
CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30
COMPUTATION OF NET ASSET VALUE AND PRICING . . . . . . . . . . . . . .      31
SPECIAL PURCHASE PLANS . . . . . . . . . . . . . . . . . . . . . . . .      32
  - Tax Sheltered Retirement Plans . . . . . . . . . . . . . . . . . .      32
  - Gifts or Transfers to Minor Children . . . . . . . . . . . . . . .      34
  - Transfer Privilege . . . . . . . . . . . . . . . . . . . . . . . .      34
REDEMPTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34
  - Systematic Withdrawal Plan . . . . . . . . . . . . . . . . . . . .      34
TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34
UNDERWRITER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35
YIELD INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .      35
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .      36
CUSTODIAN; COUNSEL; ACCOUNTANTS. . . . . . . . . . . . . . . . . . . .      36
LIMITATION OF DIRECTOR LIABILITY . . . . . . . . . . . . . . . . . . .      36
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .      37
GLOSSARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      37
COMMERCIAL PAPER AND BOND RATINGS. . . . . . . . . . . . . . . . . . .      38
  - Commercial Paper Ratings . . . . . . . . . . . . . . . . . . . . .      38
  - Corporate Bond Ratings . . . . . . . . . . . . . . . . . . . . . .      38

ORGANIZATION AND CLASSIFICATION

     Fortis Money was originally organized as a "non-series" investment company. On January 31, 1992, the Fund was reorganized as a "series" fund and its name was changed from AMEV Money Fund, Inc. to Fortis Money Portfolios, Inc. ("Fortis Money"). The Fund became a portfolio of Fortis Money. Fortis Money may establish other portfolios, each corresponding to a distinct investment portfolio and a distinct series of Fortis Money's common stock.

     An investment company is an arrangement by which a number of persons invest in a company that in turn invests in securities of other companies. The Fund operates as an "open-end" investment company because it generally must redeem an investor's shares upon request. The Fund operates as a "diversified" investment company because it offers investors an opportunity to minimize the risk inherent in all investments in securities by spreading their investment over a number of companies in various industries. However, diversification cannot eliminate such risks.

INVESTMENT OBJECTIVES AND POLICIES

     The Fund will operate as a "diversified" investment company as defined under the Investment Company Act of 1940 (the "1940 Act"), which means that it must meet the following requirements:

               At least 75% of the value of its total assets will be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT OBJECTIVE

     The Fund's objective is maximum current income to the extent consistent with stability of principal through investment in money market instruments maturing in 397 days or less.

INVESTMENT RESTRICTIONS

The Fund has adopted investment restrictions set forth below which, together with the investment objective and policies of the Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Fund will not:

(1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to under "Investment Objective and Policies").

(2) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (A) captive automobile finance, such as General

Motors Acceptance Corp. and Ford Motor Credit Corp.; (B) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (C) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (D) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation;
(E) diversified finance companies, such as CIT Financial Corp., Commercial Credit Corporation, and Borg Warner Acceptance Corp.; and (F) captive oil finance companies, such as Shell Credit Inc., Mobil Oil Credit Corp., and Texaco Financial Services, Inc.

(3) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

(4) Make loans to others (except through the purchase of money market instruments referred to under "Investment Objective and Policies").

(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. To do this the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid on borrowed funds would decrease the net earnings of the Fund. The Fund will not borrow for leverage purposes.

(6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7)       Write, purchase or sell puts, calls or combinations thereof.

(8) Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(9) Invest for the purpose of exercising control or management of another issuer.

(10) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(11) Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(12) Invest more than 5% of the value of its total assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. (Due to restrictions imposed by the California Department of Corporations, the Fund does not currently invest in other investment companies.)

(13) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     The following investment restriction may be changed by the Board of Directors of Fortis Money (the "Board of Directors") without shareholder approval:


The Fund will not:

(1) Invest more than 10% of its net assets in illiquid securities. Securities sold under Section 4(2) of the Securities Act of 1933 that are eligible for resale pursuant to Rule 144A under the 1933 Act that have been determined to be liquid by the Board of Directors of the Fund or Advisers subject to the oversight of such Board of Directors will not be considered to be "illiquid" and will not be subject to this limitation on investing in restricted or non-readily marketable securities.

(2) Invest in real estate limited partnerships or in oil, gas, and other mineral leases.

     The Fund may invest up to 5% of its total assets in shares of other investment companies. However, due to current restrictions under Rule 2a-7 of the 1940 Act ("Rule 2a-7"), it is not anticipated that it will do so.

ADDITIONAL LIMITATIONS

Pursuant to Rule 2a-7, the Board of Directors has adopted certain "Investment Procedures and Standards." These impose certain additional limitations on permissible Fund investments, including, among others: (a) no obligations of banks will be purchased unless such banks have capital, surplus and undivided profits over $100 million, unless the Board expressly allows such investments;
(b) no more than 10% of the Fund's total assets may be invested in obligations of Canadian chartered banks; (c) no more than 5% and 10% of the Fund's total assets may be invested in savings banks and savings and loan associations, respectively; (d) bank repurchase agreements will only be entered into with banks meeting the criteria set forth in number 2 under "Investment Objective and Policies" in the Prospectus. These additional limitations may be modified at any time by the Board of Directors or its Executive Committee, when suitable investments are available which are considered to be consistent with the Fund's investment objective and policies and the conditions of Rule 2a-7 referred to above.

     Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

     For more information on the Fund's investment objectives and policies see the Prospectus--"Investment Objectives and Policies."

REPURCHASE AGREEMENTS AND VARIABLE AMOUNT MASTER DEMAND NOTES

     As noted in the Prospectus, the Fund may invest in repurchase agreements ("repos") and variable amount master demand notes.

     Repos are short-term instruments under which securities are purchased from a bank or a securities dealer with an agreement by the seller to repurchase the securities at a mutually agreeable date, interest rate, and price. In investing in repos, the Fund's risk is limited to the ability of such seller to pay the agreed upon amount at the maturity of the repo. In the opinion of Advisers, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under Federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default were less than the repurchase price, the Fund could suffer a loss.

     Variable amount master demand notes allow the investment of fluctuating amounts by the Fund at varying market rates of interest pursuant to arrangements between the Fund and a financial institution which has lent money to a borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. Advisers will monitor the creditworthiness of the borrower throughout the term of the variable master demand note. It is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes may under certain circumstances be deemed illiquid assets. However, such notes will not be considered illiquid where the Fund has a "same day withdrawal option," I.E., where it has the unconditional right to demand and receive payment in full of the principal amount then outstanding together with interest to the date of payment.


DIRECTORS AND EXECUTIVE OFFICERS

The names, addresses, principal occupations, and other affiliations of directors and executive officers of Fortis Money are given below:


   NAME & ADDRESS                    POSITION WITH THE          PRINCIPAL OCCUPATION AND AFFILIATIONS WITH
   --------------                          FUND               "AFFILIATED PERSONS" OR INVESTORS (PAST 5 YEARS)
                                           ----               ------------------------------------------------

Richard W. Cutting                    Director             Certified public accountant and financial consultant.
137 Chapin Parkway
Buffalo, New York

Allen R. Freedman*                    Director             Chairman, President and Chief Executive Officer of Fortis, Inc.; a
One Chase Manhattan Plaza                                  Managing Director of Fortis International, N. V.
New York, New York

Dr. Robert M. Gavin                   Director             President, Macalester College.
1600 Grand Avenue
St. Paul, Minnesota

Benjamin S. Jaffray                   Director             Chairman of the Sheffield Group, Ltd., a financial consulting group.
4040 IDS Center
Minneapolis, Minnesota

Jean L. King                          Director             President, Communi-King, a communications consulting firm.
12 Evergreen Lane
St. Paul, Minnesota

Dean C. Kopperud*                     President and        Chief Executive Officer and a Director of Advisers,
500 Bielenberg Drive                  Director             President and a Director of Investors, and Senior Vice
Woodbury, Minnesota                                        President and a Director of Fortis Benefits Insurance
                                                           Company and Time Insurance Company.

Edward M. Mahoney                     Director             Retired; prior to December, 1994, Chairman and Chief
2760 Pheasant Road                                         Executive Officer and a Director of Advisers and Invest-
Excelsior, Minnesota                                       ors, Senior Vice President and a Director of Fortis
                                                           Benefits Insurance Company, and Senior Vice President of
                                                           Time Insurance Company.

Robb L. Prince                        Director             Retired; prior to June, 1995, Vice President and
5108 Duggan Plaza                                          Treasurer, Jostens, Inc., a producer of products and
Edina, Minnesota                                           services for the youth, education, sports award, and recognition markets.

Leonard J. Santow                     Director             Principal, Griggs & Santow, lncorporated, economic and financial
75 Wall Street                                             consultants.
21st Floor
New York, New York


                                       21



Joseph M. Wikler                      Director             Investment consultant and private investor; prior to January, 1994,
12520 Davan Drive                                          Director of Research, Chief Investment Officer, Principal, and a
Silver Spring, Maryland                                    Director, The Rothschild Co., Baltimore, Maryland. The Rothschild Co.
                                                           is an investment advisory firm.

Gary N. Yalen                         Vice President       President and Chief Investment Officer of Advisers (since August, 1995)
One Chase Manhattan Plaza                                  and Fortis Asset Management, a division of
New York, New York                                         Fortis, Inc., New York, NY, and Senior Vice Presdient,
                                                           Investments, Fortis, Inc.

Howard G. Hudson                      Vice President       Executive Vice President of Advisers (since August, 1995)
One Chase Manhattan Plaza                                  and Senior Vice President, Fixed Income, Fortis Asset
New York, New York                                         Management; prior to February, 1991, Senior Vice
                                                           President, Fairfield Research, New Canaan, CT.

James S. Byrd                         Vice President       Executive Vice President of Advisers and Investors; prior
5500 Wayzata Boulevard                                     to March, 1991, Senior Vice President, Templeton
Golden Valley, Minnesota                                   Investment Counsel, Inc., Fort Lauderdale, Florida.

Stephen M. Poling                     Vice President       Executive Vice President and Director of Advisers and Investors.
5500 Wayzata Boulevard
Golden Valley, Minnesota


Fred Obser                            Vice President       Senior Vice President of Advisers (since August, 1995)
One Chase Manhattan Plaza                                  and Senior Vice President, Equities, Fortis Asset
New York, New York                                         Management

Dennis M. Ott                         Vice President       Senior Vice President of Advisers and Investors.
5500 Wayzata Boulevard
Golden Valley, Minnesota

Nicholas L.M. dePeyster               Vice President       Vice President of Advisers (since August, 1995) and Vice
One Chase Manhattan Plaza                                  President, Equities, Fortis Asset Management; prior to
New York, New York                                         July, 1991, Research Associate, Smith Barney, Inc.,
                                                           New York, NY

Charles J. Dudley
One Chase Manhattan Plaza             Vice President       Vice President of Advisers and Fortis Asset Management;
New York, New York                                         prior to August 1995, Senior Vice President, Sun America
                                                           Asset Management, Los Angeles, CA.

Maroun M. Hayek
One Chase Manhattan Plaza             Vice President       Vice Presdient of Advisers (since August, 1995) and Vice President,
New York, New York                                         Fixed Income, Fortis Asset Management.


                                       22



Robert C. Lindberg                    Vice President       Vice President of Advisers and Investors; prior to July, 1993, Vice
One Chase Manhattan Plaza                                  President, Portfolio Manager, and Chief Securities Trader, COMERICA,
New York, New York                                         Inc., Detroit, Michigan.  COMERICA, Inc. is a bank.


Kevin J. Michels                      Vice President       Vice President of Advisers (since August, 1995) and Vice President,
One Chase Manhattan Plaza                                  Administration, Fortis Asset Management.
New York, New York


Stephen M. Rickert                    Vice President       Vice President of Advisers (since August 1995) and
One Chase Manhattan Plaza                                  Corporate Bond Analyst, Fortis Asset Management; from
New York, New York                                         August, 1993 to April, 1994, Corporate Bond Analyst,
                                                           Dillon, Read & Co., Inc., New York, NY; prior to June,
                                                           1992, Corporate Bond Analyst, Western Asset
                                                           Management, Los Angeles, CA.

Keith R. Thomson                      Vice President       Vice President of Advisers and Investors.
5500 Wayzata Boulevard
Golden Valley, Minnesota

Christopher J. Woods                  Vice President       Vice President of Advisers (since August 1995) and Vice President,
One Chase Manhattan Plaza                                  Fixed Income, Fortis Asset Management; prior
New York, New York                                         to November, 1992, Head of Fixed Income, The Police and
                                                           Firemen's Disability and Pension Fund of Ohio, Columbus,
                                                           OH.

Robert W. Beltz, Jr.                  Vice President       Vice President--Securities Operations of Advisers and Investors; Vice
500 Bielenberg Drive                                       President of Fortis Benefits Insurance
Woodbury, Minnesota                                        Company.


                                       23




Thomas D. Gualdoni                    Vice President       Vice President of Advisers, Investors, and Fortis Benefits Insurance
500 Bielenberg Drive                                       Company.
Woodbury, Minnesota

Larry A. Medin                        Vice President       Senior Vice President--Sales of Advisers and Investors;
500 Bielenberg Drive                                       from August 1992 to November 1994, Senior Vice President,
Woodbury, Minnesota                                        Western Divisional Officer of Colonial Investment Services, Inc.,
                                                           Boston, Massachusetts; from June 1991 to August
                                                           1992, Regional Vice President, Western Divisional
                                                           Officer of Alliance Capital Management, New York, New York; prior to
                                                           June 1991, Senior Vice Presdient, National
                                                           Sales Director, Met Life State Street Investment
                                                           Services, Inc.

Jon H. Nicholson                      Vice President       Senior Vice President--Marketing and Product Development of Fortis
500 Bielenberg Drive                                       Benefits Insurance Company; Senior Vice
Woodbury, Minnesota                                        President of Advisers and Investors; Director of Investors.

David A. Peterson                     Vice President       Vice President and Assistant General Counsel, Fortis
500 Bielenberg Drive                                       Benefits Insurance Company.
Woodbury, Minnesota

Richard P. Roche                      Vice President       Vice President of Advisers and Investors; prior to
500 Bielenberg Drive                                       August, 1995, President of Prospecting By Seminars, Inc.
Woodbury, Minnesota                                        Guttenberg, NJ.

Anthony J. Rotondi                    Vice President       Senior Vice President of Advisers; from January, 1993 to
500 Bielenberg Drive                                       August, 1995, Senior Vice President, Operations, Fortis
Woodbury, Minnesota                                        Benefits Insurance Company; prior to January, 1993,
                                                           Senior Vice President, Information Technology,
                                                           Fortis, Inc.

Rhonda J. Schwartz                    Vice President       Senior Vice President, General Counsel, and Secretary of Advisers and
500 Bielenberg Drive                                       Investors; Senior Vice President and General Counsel, Life and
Woodbury, Minnesota                                        Investment Products, Fortis Benefits Insurance Company and Vice
                                                           President and General Counsel, Life and Investment Products, Time
                                                           Insurance Company;
                                                           prior to January, 1996, Vice President, General Counsel,
                                                           Fortis, Inc.(1993-1995); prior to 1992, Attorney, Norris, McLaughlin &
                                                           Marcus, Washington, DC.

Michael J. Radmer                     Secretary            Partner, Dorsey & Whitney P.L.L.P, the Fund's General Counsel.
220 South Sixth Street
Minneapolis, Minnesota

Tamara L. Fagely                      Treasurer            Second Vice President of Advisers and Investors.
500 Bielenberg Drive
Woodbury, Minnesota

___________________

  * Mr. Kopperud is an "interested person" (as defined under the 1940 Act) of Fortis Money, Advisers, and Investors primarily because he is an officer of each. Mr. Freedman is an "interested person" of Fortis Money, Advisers, and Investors because he is Chairman and Chief Executive Officer of Fortis, Inc. ("Fortis"), the parent company of Advisers and indirect parent company of Investors, and a Managing Director of Fortis International, N. V., the parent company of Fortis.
___________________

     All of the above officers and directors also are officers and/or directors of other investment companies of which Advisers is the investment adviser. No compensation is paid by Fortis Money to any of its officers or directors except for a fee of $100 per month, $100 per meeting attended, and $100 per applicable committee meeting attended (and reimbursement of travel expenses to attend meetings) to each director not affiliated with Advisers. During the fiscal year ended September 30, 1995, Fortis Money paid $15,819 in directors' fees to directors who were not affiliated with Advisers or Investors and reimbursed two such directors a total of $531 for travel expenses incurred in attending directors' meetings. Legal fees and expenses of $17,674 also were paid to a law firm of which Fortis Money's Secretary is a partner. As of August 31, 1995, the directors and executive officers beneficially owned less than 1% of the outstanding shares of Fortis Money. Directors Gavin, Jaffray, Kopperud, Mahoney and Prince are members of the Executive Committee of the Board of Directors. While the Executive Committee is authorized to act in the intervals between regular board meetings with full capacity and authority of the full Board of Directors, except as limited by law, it is expected that the Committee will act only infrequently.

     The following table sets forth the aggregate compensation received by each director during the fiscal year ended September 30, 1995, as well as the total compensation received by each director from the Company and all other open-end investment companies managed by Advisers during the fiscal year ended September 30, 1995. Neither Mr. Freedman, who is an officer of the parent company of Advisers, nor Mr. Kopperud, who is an officer of Advisers and Investors, received any such compensation and they are not included in the table. No executive officer of the Company received compensation from the Company during the fiscal year ended September 30, 1995.


                                     Aggregate                Pension or                                           Total
                                    Compensation         Retirement Benefits            Estimated            Compensation from
                                      from the            Accrued as Part of         Annual Benefits           Fund Complex
           Director                   Company              Company Expenses          Upon Retirement        Paid to Director(1)
-------------------------------------------------------------------------------------------------------------------------------

Richard W. Cutting                    $1,900                      0                         0                    $32,300
Dr. Robert M. Gavin                    1,700                      0                         0                     30,100
Benjamin S. Jaffray                    1,900                      0                         0                     32,300
Jean L. King                           2,000                      0                         0                     33,400
Edward M. Mahoney                      1,400                      0                         0                     23,950
Thomas R. Pellet(2)                    1,900                      0                         0                     32,300
Robb L. Prince                         1,800                      0                         0                     31,200
Leonard J. Santow                      1,790                      0                         0                     31,100
Joseph M. Wikler                       1,900                      0                         0                     32,300



(1) Includes aggregate compensation paid by the Company and all 100 Other Fortis Funds paid to the Director.
(2) Mr. Pellett resigned as a director of the Fortis Funds effective December 7, 1995.

INVESTMENT ADVISORY AND OTHER SERVICES

General

Fortis Advisers, Inc. ("Advisers") has been the investment adviser and manager of the Fund since the Fund began business in 1979. Investors acts as the Fund's underwriter. Both act as such pursuant to written agreements periodically approved by the directors or shareholders of the Fund. The address of both is that of the Fund.

     As of September 30, 1995, Advisers managed twenty-eight investment company portfolios with combined net assets of approximately $4,068,451,000 and one private account with net assets of approximately $17,770,000. Fortis Financial Group also has approximately $2.0 billion in insurance reserves. As of the same date, the investment company portfolios had an aggregate of 222,175 shareholders, including 15,383 shareholders of the Fund.

     During the fiscal years ended September 30, 1995, 1994, and 1993, Advisers received (including 12b-1 fees) and $594,639, $588,925, and $575,316, respectively, as its compensation for acting as the investment adviser and manager of the Fund.

CONTROL AND MANAGEMENT OF ADVISERS AND INVESTORS

Fortis owns 100% of the outstanding voting securities of Advisers, and Advisers owns all of the outstanding voting securities of Investors.

     Fortis, located in New York, New York, is a wholly owned subsidiary of Fortis International, N.V., which has approximately $100 billion in assets worldwide and is in turn a wholly owned subsidiary of AMEV/VSB 1990 N.V. ("AMEV/VSB 1990").

     AMEV/VSB 1990 is a corporation organized under the laws of The Netherlands to serve as the holding company for all U.S. operations and is owned 50% by Fortis AMEV and 50% by Fortis AG. AMEV/VSB 1990 owns a group of companies active in insurance, banking and financial services, and real estate development in The Netherlands, the United States, Western Europe, Australia, and New Zealand.

     Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG own a group of companies (of which AMEV/VSB 1990 is one) active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.

     Dean C. Kopperud is Chief Executive Officer of Advisers and President of Investors; Gary N. Yalen is President and Chief Investment Officer of Advisers; James S. Byrd, and Stephen M. Poling are Executive Vice Presidents of Advisers and Investors; Howard G. Hudson is Executive Vice President of Advisers; Debra
L. Foss, Larry A. Medin, Jon H. Nicholson, Dennis M. Ott, and Anthony J. Rotondi are Senior Vice Presidents of Advisers and Investors; Rhonda J. Schwartz is Senior Vice President, General Counsel, and Secretary of Advisers and Investors; Fred Obser is Senior Vice President of Advisers; Robert W. Beltz, Jr., Thomas D. Gualdoni, Robert C. Lindberg, Jon H. Nicholson, Richard P. Roche, and Keith R. Thomson are Vice Presidents of Advisers and Investors; Nicholas L. M. dePeyster, Charles J. Dudley, Maroun M. Hayek, Kevin J. Michels, Stephen M. Rickert, and Christopher J. Woods are Vice Presidents of Advisers; John E. Hite is 2nd Vice President and Assistant Secretary of Advisers and Investors; Carol M. Houghtby is 2nd Vice President and Treasurer of Advisers and Investors; Tamara L. Fagely, Barbara W. Kirby, and Deborah K. Kramer are 2nd Vice Presidents of Advisers and Investors; David C. Greenzang is Money Maket Portfolio Officer of Advisers, Micheal D. O'Connor is Qualified Plan Officer of Advisers and Investors; Barbara
J. Wolf is Trading Officer of Advisers; Scott R. Plummer is Assistant Secretary of Advisers and Investors; Joanne M. Herron is Assistant Treasurer of Advisers and Investors and Sharon R. Jibben is Assistant Secretary of Advisers.

     Messrs. Kopperud, Yalen, and Poling are the Directors of Advisers.

     All of the above persons reside or have offices in the Minneapolis/St. Paul area, except Messrs. Yalen, Hudson, dePeyster, Dudley, Hayek, Lindberg, Michels, Obser, Rickert, Woods and Greenzang, who are all located in New York City.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

Advisers acts as investment adviser and manager of the Fund under an Investment Advisory and Management Agreement (the "Agreement") dated January 31, 1992, which became effective the same date following shareholder approval on January 28, 1992. This Agreement was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on December 7, 1995. The Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Directors or, with respect to any particular portfolio, by vote of a majority of the outstanding voting securities of the applicable portfolio, on not more than 60 days' written notice to Advisers, and by Advisers on 60 days' notice to Fortis Money. Unless sooner terminated, the Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or, with respect to any particular portfolio, by vote of a majority of the outstanding voting securities of the applicable portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to such Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

     The Agreement provides for an investment advisory and management fee calculated as described in the following table. As you can see from the table, this fee decreases (as a percentage of Fund net assets) as the Fund grows. As of December 31, 1995, the Fund had net assets of approximately $110,808,000.

                                                    ANNUAL
                                              INVESTMENT ADVISORY
          AVERAGE NET ASSETS                  AND MANAGEMENT FEE
          ------------------                  -------------------
          For the first $500,000,000                 .60%
          For assets over $500,000,000               .55%

     Under the Agreement, Advisers provides the Fund with advice and assistance in the selection of the Fund's investments, furnishes the Fund office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund, and pays the salaries and fees of all officers and directors of Fortis Money who are "affiliated persons" of Advisers.

     The advisory fee is calculated daily and paid monthly. In addition to such fee, the Fund pays all its expenses which are not assumed by Advisers. These fund expenses include, among others, the fees and expenses of directors and officers of Fortis Money who are not "affiliated persons" of Advisers, interest expense, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying Fortis Money and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, fees and costs of the check withdrawal option, costs of expedited redemption by wire, auditing and legal expenses, insurance expense, association membership dues, and the expense of reports to shareholders, shareholders' meetings, and proxy solicitations. The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. Fortis Money may have an obligation to indemnify its directors and officers with respect to such litigation.

     Except for the distribution fee paid by the Fund to Advisers (see "Distribution Expenses"), Advisers (or Investors) bears all promotional expenses in connection with the distribution of the Fund's shares, including paying for prospectuses for new shareholders.

     Pursuant to an undertaking given to the State of California, Advisers has agreed to reimburse the Fund monthly for any amount by which the Fund's aggregate annual expenses, exclusive of taxes, brokerage commissions, and interest on borrowing exceeds 2 1/2% on the first $30,000,000 of average net assets, 2% on the next $70,000,000, and 1 1/2% on the balance. The Fund's distribution fee is excluded from these limits. Advisers reserves the right to agree to lesser expense limitations from time to time. In the fiscal year ended September 30, 1994, Advisers was not required to make any reimbursement to the Fund pursuant to this limitation.

     Under the Agreement, Advisers, as investment adviser to the Fund, has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors.

     Although investment decisions for the Fund are made independently from those of the other funds or private accounts managed by Advisers, sometimes the same security is suitable for more than one fund or account. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by the Fund and other funds or accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

DISTRIBUTION EXPENSES

Rule 12b-1 (b) provides that any payments made by the Fund in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the Fund and have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance:

(i) That it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1:

(ii) That any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

(iii) In the case of a plan, that it may be terminated at any time by vote of a majority of the members of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the Fund.

     Rule 12b-1 (b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

     Rule 12b-1 (c) provides that the Fund may rely on Rule 12b-1 (b) only if the selection and nomination of the Fund's disinterested directors are committed to discretion of such disinterested directors. Rule 12b-1 (e) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1 (b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.

     The Board of Directors approved the plan on December 7, 1995.

     The Fund paid (as part of its advisory fee) $198,694 to Advisers under the plan in the fiscal year ended September 30, 1995. Advisers paid Investors this full amount. Of the $383,544 Advisers and Investors spent distributing the Fund's shares, $67 was spent on advertising; $145,245 was paid as compensation to sales representatives of Investors and other broker/dealers; $9,228 was spent on printing and mailing of prospectuses and fund reports to other than current shareholders; and the balance of $229,004 was spent on distribution related compensation and expenses of officers and employees, the Fund's toll-free telephone, sales literature, supplies, and postage.

PORTFOLIO TRANSACTIONS

As the Fund's portfolio is exclusively composed of debt (rather than equity) securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions, but at net prices which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, Advisers seeks the most favorable net price consistent with the best execution. However, frequently Advisers selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction, because of the volatility of the money market and the desire of Advisers to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield, or both.

     Decisions with respect to placement of the Fund's portfolio transactions are made by Advisers. The primary consideration in making these decisions is efficiency in the execution of orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer, or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to Advisers. Such research services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows Advisers to supplement its own investment research activities and enables Advisers to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to it. Advisers receives a benefit which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Advisers believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds and accounts investing in common stock would primarily benefit those funds and accounts managed by Advisers which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds and accounts which invest in debt securities.

     Advisers has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided Advisers, except as noted below. However, Advisers does maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide Advisers with research services which Advisers anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. Advisers will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Advisers determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or Advisers' overall responsibilities with respect to the accounts as to which Advisers exercises investment discretion.

     During the fiscal year ended September 30, 1995, fixed income securities transactions having an aggregate dollar value of approximately $1,337,135,000 were traded at net prices including a spread or markup; during the same period, the Fund paid no brokerage commissions.

     The Fund will not effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with Advisers, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund. In entering into repurchase agreements, the Fund will give no preference to its custodian, First Bank, National Association.

     The Fund's acquisition during the fiscal year ended September 30, 1995, of securities of its regular brokers or dealers or of the parent of those brokers or dealers that derive more than fifteen percent of their gross revenue from the business of a broker, a dealer, an underwriter, or an investment adviser is presented below:


                                                           VALUE OF SECURITIES
NAME OF ISSUER                                          OWNED AT END OF PERIOD
--------------                                          ----------------------

First Bank TDOA. . . . . . . . . . . . . . . . . . . . . . . . .    $2,971,000
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . .     4,487,951
Ford Motor Credit Corp.. . . . . . . . . . . . . . . . . . . . .     4,575,237
American Express Credit Corp.. . . . . . . . . . . . . . . . . .     4,575,965
Beneficial Corp. . . . . . . . . . . . . . . . . . . . . . . . .     4,395,857
Commercial Credit Co.. . . . . . . . . . . . . . . . . . . . . .     4,796,173
John Deere Capital Corp... . . . . . . . . . . . . . . . . . . .     4,553,157

CAPITAL STOCK

The Fund's shares have a par value of $.01 per share and equal rights to share in dividends and assets. The shares possess no preemptive or conversion rights.

     On December 31, 1995, the Fund had 110,807,952 shares outstanding. On that date, no person owned of record or, to the Fund's knowledge, beneficially as much as 5% of the outstanding shares of theFund, except as follows:

     Class B--90% Thomas A. and Susan M. Ammirato, 3 Thurmont Rd.d, W. Caldwell, NJ 07006-7719; 9% Donaldson Lufkin Jenrette Securities Corporation, Inc., P. O. Box 2052, Jersey City, NJ 07303-2052; Class C--88% Larry Ellis, W. 1290 N. Walworth Rd, Walworth, WI 51384; 7% Lynne A. and Odell T. Ainuv, 308 E. Desford St, Carson, CA 90745-2111; Class H--45% Richard C. Brandes MD Profit Sharing Plan, 2094 Tremonst CTR, Columbus, OH 43221-3159; 20% Yoon K. Kim MD Profit Sharing Retirement Trust, 1848 N Island Dr, Fullerton, CA 92633-1432; 19% First Trust National Association, Custodian For Richard Leroy Eckstrom, IRA, 4205 Auburn Way S, Trlr 88, Auburn, WA 98092-7234; 5% First Trust National Association, Custodian For Bernard C. Bleha, IRA, 21302 38th Avenue CT E, Spanaway, WA 98387-6834; 5% Paul E. Fugan, 803 Prestwood Dr., Hurbville, SC 29550-3027.

     The Fund currently offers its shares in four classes, each with different sales arrangements and bearing different expenses. Under Fortis Money's Articles of Incorporation, the Board of Directors is authorized to create new portfolios, each issuing its own series of shares, in addition to the Fund without the approval of the shareholders of the Fund. Each share of stock will have a pro rata interest in the assets of the Fortis Money portfolios to which the stock of that series relates, and will have no interest in the assets of any other Fortis Money portfolio. In the event of liquidation, each share of a Fortis Money portfolio would have the same rights to dividends and assets as every other share of that Fortis Money portfolio, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class.

     Fortis Money is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of Fortis Money may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of Fortis Money. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at Fortis Money's expense. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

     Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event the holders of the remaining shares will be unable to elect any directors.

COMPUTATION OF NET ASSET VALUE AND PRICING

The Fund values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in interest rates on the market value of the instrument and regardless of any unrealized capital gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed by dividing the annualized daily income of the Fund by the net asset value computed as described above may tend to be higher than a like computation made by the Fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

     Pursuant to Rule 2a-7, the Board of Directors has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Fund and its shareholders to maintain a stable net asset value per share by virtue of the amortized cost method of valuation. The Fund will continue to use this method only so long as the Board of Directors believed that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the Fund's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share, calculated using available market quotations, from the Fund's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include redemptions in kind, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. The Fund will, in further compliance with Rule 2a-7, maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and not exceeding 90 days, will not purchase any instrument with a remaining maturity of greater than one year, will limit its portfolio investments to those U.S. dollar-denominated instruments which the Board determines present minimal credit risks and which are of high quality, and will record, maintain and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

     On September 30, 1995, the Fund's net asset values per share for were calculated as follows:

          Class A

     Net Assets ($105,472,372)            =    Net Asset Value Per Share ($1.00)
     -------------------------
     Shares Outstanding (105,472,372)

          Class B
     There were no assets in this class as of 9/30/95

          Class H

     Net Assets ($121,949)                =    Net Asset Value Per Share ($1.00)
     ----------------------
     Shares Outstanding (121,949)

          Class C

     Net Assets ($9,221)                  =    Net Asset Value Per Share ($1.00)
     -------------------
     Shares Outstanding (9,221)

     The primary close of trading of the New York Stock Exchange (the "Exchange") currently is 3:00 P.M. (Central Time), but this time may be changed. The offering price for purchase orders received in the office of the Fund after the beginning of each day the Exchange is open for trading is based on net asset value determined as of the primary closing time for business on the Exchange that day; the price in effect for orders received after such close is based on the net asset value as of such close of the Exchange on the next day the Exchange is open for trading.

     Generally, the net asset value of the Fund's shares is determined on each day on which the Exchange is open for business. The Exchange is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, net asset value need not be determined (i) on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares; or (ii) on days during which no Fund shares are tendered for redemption and no orders to purchase or sell Fund shares are received by the Fund.

SPECIAL PURCHASE PLANS

The Fund offers the following special purchase plans:

TAX SHELTERED RETIREMENT PLANS

IRAS AND KEOGH PLANS. Individual taxpayers can defer taxes on current income by investing in Keogh Plans or Individual Retirement Accounts (IRAs) for retirement. You can qualify for a Keogh Plan if you are self-employed. lRAs may be opened by anyone who has earned compensation for services rendered. If you are interested in one of these accounts, contact Investors for copies of our plans. You should check with your tax adviser before investing.

     Under current Federal tax law, IRA depositors generally may contribute 100% of their earned income up to a maximum of $2,000. Contributions up to $2,250 can be made to IRA accounts for an individual and a nonemployed spouse. All shareholders who, along with their spouse, are not active participants in an employer sponsored retirement plan or who have adjusted gross income below a specified level can deduct such contributions (there is a partial deduction for higher income levels up to a specified amount) from taxable income so that taxes are put off until retirement, when reduced overall income and added deductions may result in a lower tax rate. There are penalty taxes for withdrawing this retirement money before reaching age 59 1/2 (unless the investor dies, is disabled, or withdraws equal installments over a lifetime). In addition, there are penalties on insufficient payouts after age 70 1/2, excess contributions, and excess distributions.

     The Fund may advertise the number or percentage of its shareholders, or the amount or percentage of its assets, which are invested in retirement accounts or in any particular type of retirement account. Such figures also may be given on an aggregate basis for all of the funds managed by Advisers. Any retirement plan numbers may be compared to appropriate industry averages.

     If you change your mind about opening your IRA, you generally have seven days after receipt of notification within which to cancel your account. To do this, you must send a written cancellation to Investors (at its mailing address listed on the cover page) within that seven day period. If you cancel within seven days, any amounts invested in the Fund will be returned to you, together with any sales charge. If your investment has declined, Investors will make up the difference so that you receive the full amount invested.

PENSION; PROFIT-SHARING; 403(B). Tax qualified retirement plans also are available, including pension and profit-sharing plans, and Section 403(b) salary reduction arrangements. The Section 403(b) salary reduction arrangement is principally for employees of state and municipal school systems and employees of many types of tax-exempt or nonprofit organizations. Persons desiring information about such Plans, including their availability, should contact Investors. All the Retirement Plans summarized above involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to establishing such a plan.

TAX-QUALIFIED PLAN CUSTODIANS AND TRUSTEES. Current fees: IRA and 403(b)--
$10 annually; Keogh or small group corporate plan--$15 initial fee plus $30 annually (plus $5 annually per participant account and a per participant account termination fee of $25). First Trust National Association is the Custodian under the IRA and 403(b) plans. If a shareholder pays custodial fees by separate check, they will not be deducted from his or her account and will not constitute excess contributions. First Trust National Association also acts as Trustee under the Keogh and small group corporate plans. The bank reserves the right to change its fees on 30 days' prior written notice.

WITHHOLDING. Distributions from accounts for tax qualified plans are subject to tax withholding unless: (a) the payee elects to have no withholding and is permitted to do so under Federal law; or (b) payment is made to an exempt person (normally the plan trustee in his or her capacity as plan trustee). Any payee electing to have no withholding must do so in writing, and must do so at or before the time that payment is made. A payee is not permitted to elect no withholding if he or she is subject to mandatory backup withholding under Federal law for failure to provide his or her tax identification number or for failure to report all dividend or interest payments. Payees from 403(b) and corporate or Keogh accounts also are not permitted to elect out of withholding except as regards systematic partial withdrawals extending over 10 or more years.

     For IRAs, the withholding amount is 10% of the amount withdrawn. For corporate, Keogh, and 403(b) plans, the withholding amount is as follows:

Total withdrawals or          20% of the amount withdrawn;
unscheduled partial
withdrawals or systematic
partial withdrawals for
less than a 10 year
period--

Other systematic partial      amount determined by wage withholding tables and
withdrawals--                 your completed withholding allowance election (or
                              if none, is submitted based on the presumption that you are a married individual claiming three withholding allowances (no withholding if withdrawals do not exceed $10,600 per year);

     Withholding for non-resident aliens is subject to special rules. When payment is made to a plan trustee, Advisers assumes no responsibility for withholding. Subsequent payment by the trustee to other payees may require withholding. Such withholding is the responsibility of the plan trustee or of the plan administrator.

     Any amounts withheld may be applied as a credit against Federal tax subsequently due.

GIFTS OR TRANSFERS TO MINOR CHILDREN

This gift or transfer is registered in the name of the custodian for a minor under the Uniform Transfers to Minors Act (in some states the Uniform Gifts to Minors Act). Dividends or capital gains distributions are taxed to the child, whose tax bracket is usually lower than the adult's. However, if the child is under 14 years old and his or her unearned income is more than $1,300 per year, then that portion of the child's income which exceeds $1,300 per year will be taxed to the child at the parents' top rate. Control of the Fund shares passes to the child upon reaching a specified adult age (either 18 or 21 years).


TRANSFER PRIVILEGE

The amount to be transferred must meet the minimum purchase amount of the fund being purchased.

REDEMPTION

Redemption of shares, or payment, may be suspended at times (a) when the Exchange is closed for other than customary weekend or holiday closings,
(b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. The Exchange is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Fund will not redeem shares: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SYSTEMATIC WITHDRAWAL PLAN

An investor may open a "Systematic Withdrawal Plan" providing for withdrawals of $50 or more per quarter, semiannually, or annually if he or she has made a minimum investment in Fund shares of $4,000 ($50 or more per month if at least $10,000 has been invested). The minimum amount which may be withdrawn of $50 per month is a minimum only, and should not be considered a recommendation.

     These payments may constitute return of capital, and it should be understood that they do not represent a yield or return on investment and that they may deplete or eliminate the investment. The shareholder cannot be assured of receiving payment for any specific period because payments will terminate when all shares have been redeemed. The number of such payments will depend on the amount and frequency of each payment, and the yield on the remaining shares.

     The Plan is voluntary, flexible, and under the shareholder's control and direction at all times, and does not limit or alter his or her right to redeem shares. The Plan may be terminated in writing at any time by either the shareholder or the Fund. The cost of operating the Plan is borne by Advisers. The redemption of Fund shares pursuant to the Plan is a taxable event to the shareholder.

TAXATION

The Fund qualified in the fiscal year ended September 30, 1995, and intends to continue to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund is not taxed on the income it distributes to its shareholders.

     It is not expected that any of the Fund's distributions will qualify for the dividends received deduction available to shareholders that are corporations.

     Under the Code, the Fund is subject to a nondeductible excise tax for each calendar year equal to 4 percent of the excess, if any, of the amount required to be distributed over the amount distributed. However, the excise tax does not apply to any income on which the Fund pays income tax. In order to avoid the imposition of the excise tax, the Fund generally must declare dividends by the end of a calendar year representing at least 98 percent of the Fund's ordinary income for the calendar year.

     Under the Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividend income on the accounts of certain shareholders who fail to provide a correct tax identification number, fail to certify that they are not subject to backup withholding, or are subject to backup withholding for some other reason.

     The foregoing is a general discussion of the Federal income tax consequences of an investment in the Fund as of the date of this Statement of Additional Information. Distributions from net investment income may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, or local taxes.

UNDERWRITER

On December 7, 1995, the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) reapproved the existing Underwriting Agreement with Investors dated November 14, 1994, which became effective November 14, 1994. This Underwriting Agreement may be terminated by Fortis Money or Investors at any time by the giving of 60 days' written notice, and terminates automatically in the event of its assignment. Unless sooner terminated, the Underwriting Agreement shall continue in effect for more than two years after its execution only so long as such continuance is also approved by the vote of a majority of the directors who are not parties to such Underwriting Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

     See "Distribution Expenses" above, for information on fees paid to Investors to be used to compensate those who sell Fund shares, and to pay certain other expenses of selling Fund shares. Advisers or Investors bears certain promotional expenses in connection with the distribution of the Fund's shares, including paying for printing and distributing prospectuses and shareholder reports to new shareholders, and the costs of sales literature.

     In the Underwriting Agreement, Investors undertakes to indemnify Fortis Money against all costs of litigation and other legal proceedings, and against any liability incurred by or imposed upon Fortis Money in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by Investors only from persons affiliated with Fortis Money but not with Investors.

YIELD INFORMATION

The Fund may from time to time include its current yield in advertisements or in sales or other materials furnished to current or prospective shareholders. The Fund's current yield (calculated over a seven day period) is a percentage computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent. Effective yield (calculated over a seven-day period) is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                        365
              Effective Yield = [(Base Period Return + 1)  /7] -1

     The Fund also may quote annual yield figures, calculated similarly to the above methods.

     Current yield information is useful in reviewing the Fund's performance, but because current yield will fluctuate, (1) such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time and may be insured and (2) the current yield is not necessarily representative of future results.

     For the seven calendar days ended September 30, 1995, the Fund's annualized and effective yield for its respective classes were as follows:

                    Annualized Yield    Effective Yield
                    ----------------    ---------------
     Class A             5.03%               5.15%
     Class B             4.45%               4.55%
     Class C             6.64%               6.86%
     Class H             4.45%               4.55%


FINANCIAL STATEMENTS

The financial statements included as part of the Fund's 1995 Annual Report to Shareholders, filed with the Securities and Exchange Commission in December, 1995, are incorporated herein by reference. The Annual Report accompanies this Statement of Additional Information.

CUSTODIAN; COUNSEL; ACCOUNTANTS

First Bank National Association, First Bank Place, Minneapolis, MN 55480, acts as custodian of the Fund's assets and portfolio securities; Dorsey & Whitney P.L.L.P., 220 South Sixth Street, Minneapolis, MN 55402, is the independent General Counsel for the Fund; and KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, acts as the Fund's independent auditors.

LIMITATION OF DIRECTOR LIABILITY

Under Minnesota law, each director of Fortis Money owes certain fiduciary duties to it and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders,
(ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or
(iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Fortis Money limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such a liability cannot be limited as provided in the 1940 Act (which act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such act.

ADDITIONAL INFORMATION

The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the common stock offered hereby. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with Rules and Regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C., and copies thereof may be obtained from the Commission at prescribed rates.

GLOSSARY

Some of the terms used in this Statement of Additional Information are described below.

OBLIGATIONS OF OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes generally have maturities of one to ten years, and Treasury bonds generally have maturities of more than ten years. Agencies of the U.S. Government which issue obligations include, among others, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Export-Import Bank of the United States, and the Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include, among others, securities issued by the Farm Credit System, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, and Federal National Mortgage Association. Some of these securities are supported by the full faith and credit of the U.S. Treasury, some are supported only by the credit of the issuer, while others are supported only by the right of the issuer to borrow from the Treasury.

     Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 30 days to one year). Eurodollar C/Ds are issued by foreign branches of domestic banks, while Yankee C/Ds are issued by domestic branches of foreign banks.

     Letters of Credit are issued by banks to businesses that use them to "support" their own notes that are sold to raise funds. The purpose of issuing the letter of credit is to assist the bank's customers in borrowing money, and the bank must pay under the letter of credit only if the customer defaults in repaying the borrowed money.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     Corporate obligations are bonds and notes issued by corporations and other business organizations, in order to finance their long-term credit needs.

COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

STANDARD & POOR'S CORPORATION. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. The Fund does not purchase commercial paper rated lower than "A-1". The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. The "A-1+" rating is assigned to issues which meet either of the following criteria:


1) The direct credit support of an issuer or guarantor that possesses excellent long-term financial operating and financial strengths combined with strong liquidity characteristics. Typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA" - or higher; or

2) The direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financial strengths combined with ongoing excellent liquidity characteristics.

MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    Prime-1  Highest Quality

    Prime-2  Higher Quality

    Prime-3  High Quality

CORPORATE BOND RATINGS

STANDARD & POOR'S CORPORATION. Its ratings for corporate bonds include the following:

     Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. Its ratings for corporate bonds include the following:

     Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

PART C - OTHER INFORMATION

ITEM 24.(a) FINANCIAL STATEMENTS:

     The following financial statements are included in the registration statement:

          Financial Statements included in Part A:

               Financial Highlights

          Financial Statements included in Part B:

               All financial statements required by Part B were incorporated therein by reference to Registrant's 1995 Annual Report to Shareholders.

ITEM 24.(b)  EXHIBITS:

     (1)  Copy of the charter as now in effect;

                    *******

     (2)  Copies of the existing by-laws or instruments corresponding thereto;

                    ****

     (3) Copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

                    Inapplicable

     (4) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, a relevant portion of the articles of incorporation or by-laws of the Registrant;

                    See Item 24(b)(1)

     (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                    ****

     (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                    *******

     (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; if any such plan is not set forth in a formal document, furnish a reasonably detailed description thereof;

                    Inapplicable

     (8)  Copies of all custodian agreements, and depository contracts  under
          Section 17(f) of the 1940 Act, with respect to securities    and
          similar investments of the Registrant, including the schedule of remuneration;

                    *****

     (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

                    Inapplicable

     (10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable;

                    Inapplicable

     (11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

                    Accountants' consent - attached

     (12) All financial statements omitted from Item 23;

                    Inapplicable

     (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

                    *

     (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

                    *** and ******

     (15) Copies of any plan entered into by Registrant pursuant to rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

                    Attached

     (16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited).

                    **
     (17) A Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.

                    Attached

     (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to the implementation of a plan, any amendment to a plan or agreement, and a copy of the portion of the minutes of a meeting of the Registrant's directors describing any action take to revoke a plan.

                    Attached
----------------------------------

*Incorporated by reference to Post-Effective Amendment Number 1 to Registrant's registration statement, filed with the Securities and Exchange Commission in November, 1979.

**Incorporated by reference to Post-Effective Amendment Number 12 to Registrant's registration statement, filed with the Securities and Exchange Commission in February, 1989.

***Incorporated by reference to Part C of Post-Effective Amendment Number 51 to AMEV Growth Fund, Inc.'s registration statement, filed with the Securities and Exchange Commission in December, 1991 (SEC file number 2-14784).

****Incorporated by reference to Part C of Post-Effective Amendment Number 16 to Registrant's registration statement, filed with the Securities and Exchange Commission in March, 1992.

*****Incorporated by reference to Part C of Post-Effective Amendment Number 17 to Registrant's registration statement, filed with the Securities and Exchange Commission in November, 1992.

******Incorporated by reference to Exhibit 24(b)(14) to Post-Effective Amendment Number 72 to Fortis Equity Portfolios' registration statement, filed with the Securities and Exchange Commission in November, 1993 (SEC file number 2-11387).

*******Incorporated by reference to Post-Effective Amendment Number 20 to Registrant's registration statement, Filed with the Securities and Exchange Commission in November, 1994.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

Inapplicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant:

               Title of Class                Number of Record Holders
               --------------                ------------------------
                                             (12/31/95)
               Common                        Class A: 16,002
                                             Class B: 19
                                             Class C: 12
                                             Class H: 30
ITEM 27.  INDEMNIFICATION

State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Incorporated by reference to Post-Effective Amendment Number 11 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in February, 1988.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Describe any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

     In addition to those listed in the Statement of Additional Information:

                                                         Other business,
                                                         professions, vocations,
                            Current Position             or employments of a
Name                        With Advisers                substantial nature
----                        ----------------             during past two years
                                                         ----------------------

Michael D.                  Qualified Plan               Qualified Plan Officer
O'Connor                    Officer                      of Fortis Benefits
                                                         Insurance Company and
                                                         Qualified Plan Officer
                                                         for Investors.

ITEM 29.    PRINCIPAL UNDERWRITERS

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor, or investment adviser.

    Fortis Advantage Portfolios, Inc.
    Fortis Equity Portfolios, Inc.
    Fortis Fiduciary Fund, Inc.
    Fortis Growth Fund, Inc.
    Fortis Income Portfolios, Inc.
    Fortis Securities, Inc.
    Fortis Series Fund, Inc.
    Fortis Tax-Free Portfolios, Inc.
    Fortis Worldwide Portfolios, Inc.
    Special Portfolios, Inc.
    Variable Account C of Fortis Benefits Insurance Company
    Variable Account D of Fortis Benefits Insurance Company

     (b) Furnish the information required by the following table with respect to each director, officer, or partner of each principal underwriter named in the answer to Item 21:


     In addition to those listed in the Statement of Additional Information:

Name and Principal       Positions and Offices         Positions and Offices
Business Address         with Underwriter              with Registrant
------------------       ---------------------         ---------------------

Carol M. Houghtby*       2nd Vice President and        Accounting Officer
                         Treasurer

John E. Hite*            2nd Vice President and        Assistant Secretary
                         Assistant Secretary

Scott R. Plummer*        Corporate Counsel and         Assistant Secretary
                         Assistant Secretary
__________________________________________________

*The business address of these persons is 500 Bielenberg Drive, Woodbury, MN
55125

(c) Furnish the information required by the following table with respect to all commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     Inapplicable


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

Fortis Advisers, Inc. 500 Bielenberg Drive, Woodbury, Minn. 55125

ITEM 31.  MANAGEMENT SERVICES

Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

      Not Applicable

ITEM 32.  UNDERTAKINGS

Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

     (a) An undertaking to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act;

     Inapplicable


     (b) An undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 act Registration Statement.

     Inapplicable

     (c) If the information called for by Item 5A is contained in the latest annual report to shareholders, an undertaking to furnish each person to who a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

       We undertake to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury, State of Minnesota, on January 29, 1996.

                         Fortis Money Portfolios, Inc.

                         By:      /s/
                            -------------------------------
                              Dean C. Kopperud, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates shown.

SIGNATURE AND TITLE


    /s/                                      Dated January 29, 1996
--------------------------------------------
Dean C. Kopperud, President
(principal executive officer)


    /s/                                      Dated January 29, 1996
--------------------------------------------
Tamara L. Fagely, Treasurer
(principal financial and accounting officer)

Richard W. Cutting*
Director

Allan R. Freedman*
Director

Robert M. Gavin*
Director

Benjamin S. Jaffray*
Director

Jean L. King*
Director

Edward M. Mahoney*
Director

Thomas R. Pellett*
Director
                                              /s/
                                           -------------------------------
Robb L. Prince*                            Dean C. Kopperud, Director
Director                                   Pro Se and Attorney-in-Fact

Leonard J. Santow*
Director                                   Dated:  January 29, 1996

Joseph M. Wikler*
Director
*Registrant's directors executing Power of Attorney dated March 30, 1995.